UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX 77042

(Address of principal executive offices) (Zip code)

CITI FUND SERVICES OHIO, INC., 4400 EASTON COMMONS, SUITE 200, COLUMBUS, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-262-6631

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Item 1. Reports to Stockholders.

CROSSMARKGLOBAL.COM
October 31, 2017

STEWARD FUNDS

SEMI-ANNUAL REPORT
(UNAUDITED)

Semi-Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
October 31, 2017

Dear Shareholder:

We are pleased to present the Steward Funds Semi-Annual Report for the six months ended October 31, 2017. The Semi-Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

The Steward Funds’ Values-Based Screens

Values-based screens are applied to all of the investments within the Steward Funds family. The Steward Funds seek to avoid investment in mature content and life ethics, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, Crossmark Consulting Services, LLC (formerly, CFS Consulting Services, LLC) (“CCS”), has extensive experience in the values-based investing business and brings a wealth of knowledge of screening for investors.

The following details each of the Fund’s semi-annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the six months ended October 31, 2017, the Steward Large Cap Enhanced Index Fund returned 9.41% for the Individual class shares and 9.57% for the Institutional class shares. For comparison purposes, the return for the S&P 500 Index for the same period was 9.10%. The S&P Pure Index returns were 13.82% for the S&P 500 Pure Growth Index and 7.30% for the S&P 500 Pure Value Index.

Factors Affecting Performance

The Fund’s blended-factor structure remained at neutral for the six-month period at 60% large cap stocks, 20% in value stocks and 20% in growth stocks. Performance has been aided by an equity rally, which started after last year’s election and has continued through this October. The economy has also been improving to the point that the Federal Reserve has resumed its rate hike plan and announced a detailed plan to shrink its balance sheet after years of expansion. The Purchasing Managers Indexes have both moved solidly above 50 indicating expansion in both the manufacturing and service sectors. The October readings were 58.7 and 60.1, respectively. Currently, economies worldwide appear to be in a globally synchronized expansion including the U.S., Europe and the Far East. Generally, this is quite positive for stock prices. Corporate profits have improved markedly since last year with third quarter expectations rising from 3.1% in September to 6.1% currently. Expectations for calendar year 2017 are for S&P 500 per share profits to rise about 10%.

The factor-focused growth and value components, when combined, have outperformed their cap-weighted counterparts over the period, contributing to the Fund’s superior return.

Performance of the Fund can also be affected by the Fund’s values-based investment policies, which avoid investments in companies whose primary business is associated with alcohol, tobacco products, life ethics, gambling and mature content. For the six months ended October 31, 2017, the values-based investment policies had a net positive performance impact on the Fund. Companies such as General Electric (life ethics), down 29.18%, and Merck (life ethics), down 10.33%, significantly underperformed the benchmark and added approximately 77 basis points to Fund performance. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weight within that specific benchmark.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy seeks to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the six months ended October 31, 2017, the Steward Small Mid-Cap Enhanced Index Fund returned 6.91% for the Individual class shares and 7.11% for the Institutional class shares. For comparison purposes, the return for the S&P 1000 Index for the same period was 7.08%. The S&P Pure Index component returns were 9.08% for the S&P 1000 Pure Growth Index and 5.25% for the S&P 1000 Pure Value Index.

Factors Affecting Performance

The Fund’s blended-factor structure remained at neutral for the six-month period at 60% small and mid cap stocks, 20% in value stocks and 20% in growth stocks. Performance has been aided by an equity rally which started after last year’s election and has continued through this October. The economy has also been improving to the point that the Federal Reserve has resumed its rate hike plan and announced a detailed plan to shrink its balance sheet after years of expansion. The Purchasing Managers Indexes have both moved solidly above 50 indicating expansion in both the manufacturing and service sectors. The October readings were 58.7 and 60.1, respectively. Currently, economies worldwide appear to be in a globally synchronized expansion including the U.S., Europe and the Far East. Generally, this is quite positive for stock prices. Corporate profits have improved markedly since last year with third quarter expectations rising from 3.1% in September to 6.1% currently. Expectations for calendar year 2017 are for S&P 500 per share profits to rise about 10%. For the six month period ended October 31, 2017, the S&P 1000 Small Cap Index underperformed its large cap counterpart, the S&P 500 Index, by 202 basis points due to the superior performance of larger cap stocks for the period.

The factor-focused growth and value components, when combined, have outperformed their cap-weighted counterparts over the period, contributing to the Fund’s return.

Performance of the Fund can also be affected by the Fund’s values-based investment policies which avoid investments in companies whose primary business is associated with alcohol, tobacco products, life ethics, gambling and mature content. For the six months ended October 31, 2017, the values-based investment policies had a positive performance impact on the Fund. Companies such as MEDNAX, Inc. (life ethics) and Cheesecake Factory Inc. (alcohol) significantly underperformed the benchmark with losses of 27.45% and 29.53%, respectively. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weight within that specific benchmark.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy seeks to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the six months ended October 31, 2017, the Steward International Enhanced Index Fund returned 12.05% for the Individual class shares and 12.19% for the Institutional class shares. The return for the S&P ADR Index was 10.83%. The BLDRS Emerging Markets 50 ADR Index Fund, used to represent the emerging markets component, returned 18.05% for the same period.

Factors Affecting Performance

For the six months ended October 31, 2017, the Fund’s dual market structure of allocating a portion of the portfolio toward developed and emerging markets was allocated at 80% and 20%, respectively. This represents a 5% tilt towards emerging markets. The Fund has maintained this allocation for the entire period. The emerging markets tilt significantly boosted the Fund’s performance during the six month period. Markets worldwide continue their strong upward trend. In the U.S. the post-election rally has continued through October without posting a down month (dividends included), making it the twelfth month in a row of positive total returns. Also, in September, the U.S. bull market officially became the second strongest bull market since World War II. The market has been quite resilient, powering through the failure of healthcare legislation, fights over tax legislation, continued gridlock in Washington D.C. and a host of other problems. Even three massive hurricanes could not slow this market down.

As strong as stocks have been in the U.S., overseas markets have been stronger in many cases. The MSCI World Index (ex-US) recently hit a new nine-year high has returned 12.28% over the last six months and besting the S&P 500 Index by 318 basis points. Emerging markets, as represented by the BLDRS Emerging Markets 50 ADR Index, have performed exceptionally well over the period, returning 18.05%. It appears that we are in a synchronized global recovery, which is quite positive for stock prices. Surveys from the European Union are strong. IHS Markit’s survey for the Europe Sector PMI posted a solid 56 for October (a reading above 50 indicates expansion). The United Kingdom, which was supposed to be hobbled by 2016’s Brexit decision, posted a 55.6 reading. Corporate earnings also look impressive. In the U.S., corporate profits have improved markedly since last year with third quarter growth expectations rising from 3.1% in September to 6.1% currently. Expectations for calendar year 2017 are for S&P 500 per share profits to rise about 10%. According to Factset’s earnings service, earnings should grow at a double digit rate for the next twelve months for the U.S., developed markets and emerging markets. When President Trump was first elected, many feared his “America First” policy would hurt foreign markets but those fears have faded over time.

The emerging markets component of the Fund outperformed the international developed markets during the period. Emerging market companies such as Sociedad Quimica Y Minera De Chile S.A. and Alibaba Group Holding were among the chief factors with returns of 71.49% and 60.08%, respectively.

Performance of the Fund can also be affected by the Fund's values-based investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, life ethics, gambling and mature content. For the six months ended October 31, 2017, the values-based investment policies had a positive performance impact of 52 basis points on the Fund. Companies such as GlaxoSmithKline (life ethics) and British American Tobacco (tobacco) substantially underperformed the benchmark with returns of -8.78% and -4.22%, respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weight within that specific benchmark.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy seeks to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based investment policies.

STEWARD SELECT BOND FUND

Market Overview

The final days of October were filled with events pushing and pulling the markets in different directions. Besides the earnings reporting season, we had the announcement of a new Federal Reserve chairperson, the Federal Open Market Committee (FOMC) meeting and the introduction of the proposed tax plan from Congress. So what do we do with all of this information and how does that affect you as an investor?

For the immediate future, we believe investors should continue on their current path with business as usual. The recommendation from President Trump of Jerome Powell as the new Federal Reserve chairperson will most likely result in a continued measured raising of the Fed Funds rate towards the neutral rate of about 2%. As the remainder of the vacant seats on the committee are filled, we could see a shift in the tone of the FOMC over time, but for the rest of this year and into 2018, the intentions of the FOMC have been well telegraphed. And due to this previously laid out plan, there was no expectation of a rate hike at the November 1st meeting. The language was slightly altered to show stronger growth in the economy over the last month, but no shifts in the presumption of one more hike this year at the December meeting which futures are currently giving about a 92% chance of happening.

Although the new Federal Reserve chairperson announcement and the November meeting did not substantially shake up the market, we have seen movement from both earnings and the proposed tax plan. For the majority of companies that have reported so far, earnings were strong this quarter and the tax plan gives additional information for corporations and individuals to digest in what their tax expense looks like going forward. With continued uncertainty in the market regarding earnings and policies out of Washington D.C., the Steward Select Bond Fund will continue with a conservative strategy for its taxable fixed income investments. We accomplish this by reducing the Fund’s sensitivity to interest rate movements as it appears rates will move higher over the coming quarters and couple that with higher levels of income to buffer any volatility in market values. When we see the U.S. 10yr Treasury rates break above the higher-end of the current trading range towards the recent year highs of around 2.60%, we will have the opportunity to adjust our strategy, move further out the yield curve, and benefit from differing market dynamics.

Fund Performance

As we look over the past six months, the U.S. 10yr Treasury yield has moved from 2.28% at the end of April to 2.38% as we wrapped up the month of October. However, just examining the two end points does not give us a clear picture of what happened in between. From the end of April until the second week of September, yields continued their slide downwards to 2.04% on September 7th. During this falling rate environment, the Steward Select Bond Fund lagged the Barclay’s indices as the Fund has a more conservative positioning that reduces volatility to interest rate movements and therefore less fluctuations in market value. Following the 2.04% level in September, yields shifted their trajectory and began moving higher through the end of October. During September and October, the Fund was in a favorable position and outperformed the Barclays Capital Intermediate US Aggregate Bond Index during both months with duration, allocation and income components providing the largest positive contributions to return. With the quick rise in September, the Fund also outperformed the Barclays Capital US Government/Credit Bond Index for that month while performing roughly in line during October with just a 4 basis point difference between them. Although the short duration strategy worked well towards the end of this six-month stretch, falling rates for the first four months worked against us and the Fund returned 0.97% for the period versus 1.01% for the Barclays Capital Intermediate US Aggregate Bond Index and 1.76% for the Barclays Capital US Government/Credit Bond Index.

Portfolio Strategy

The FOMC will hold its next meeting in December concluding with a press conference on December 13th. The futures market has priced in over a 92% probability that the Federal Reserve will raise the Fed Funds Rate to a range of 1.25 – 1.50%. The markets have been well prepared by the Fed for such a move along with the possibility of 2 – 3 additional hikes in 2018. Based on our 4-step investment process which includes decisions on duration, yield curve placement, sector and security selection, our strategy for the immediate future will be to maintain a lower duration positioning in the Fund versus the Barclays Capital US Government/Credit Bond Index in order to buffer volatility around interest rate movements. As we see treasury yields begin to reach the upper regions of recent trading ranges, we will take the opportunity to extend our duration and move out the yield curve. We maintain an overweight to the investment-grade corporate allocation to benefit from the income flow it provides while adding a small allocation to fixed-rate preferred stocks to further the benefit from income to total return.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the six months ended October 31, 2017, the Steward Global Equity Income Fund returned 10.46% for the Individual class shares and 10.64% for the Institutional class shares. The return for the S&P 500 Index was 9.10% and the return for the global market as represented by the S&P Global 1200 Index was 10.37% for the same period. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 7.88%.

Factors Affecting Performance

The U.S. economy appears to be picking up momentum as the second quarter GDP came in stronger than expected at 3.1%. The early initial estimate for the third quarter is also coming in at a similar strong pace of 3.0%. The Federal Reserve is expected to have one more rate hike in December and to begin the balance sheet normalization process. On the political front, a deal reaching across the aisle resulted in putting spending and debt ceiling debates on hold until December. The next significant item is tax reform and whether the Republicans can produce a tax plan that will be capable of getting enough votes. The prospects for passing such tax legislation will ultimately depend on whether they can reconcile their desire for tax cuts versus not wanting to increase the deficit. The Canadian economy is anticipated to continue with above trend growth for 2017. The Bank of Canada has begun raising interest rates to moderate the economy’s unexpected strength. Stronger than expected economic growth in the United Kingdom has shifted the Bank of England’s concern of a drag from Brexit. Japan has joined this economic pattern with three consecutive quarters of growth at nearly double its normal trend rate. Global growth in the first half of 2017 has averaged 3.5% making this the strongest economic start since 2014.

Company earnings have moderated slightly from the strong start of 2017. For the second quarter as represented by the S&P 500 Index, earnings grew 10.4% over the previous quarter. Estimated earnings growth for the full year of 2017 is now expected to increase 9.0%. While a strong rebound from the energy sector is making a significant contribution, all sectors have participated in positive earnings growth for the second quarter.

The Fund’s allocation at the end of the period was 59% U.S. and 41% international with international stocks outperforming their domestic counterparts during the period. Positive contributors to relative return were once again led by Taiwan Semiconductor Manufacturing Co. +31.26%. The chip supplier generates 64% of its revenue from the U.S. and Apple Inc. is its largest client representing one fifth of sales. The Fund trimmed the position slightly in August. Banco Santander-Chile +32.37% shares rose on quarterly earnings that easily beat analyst consensus estimates. Revenue soared to $704 million during the quarter, which was substantially higher than analyst expectations of $459 million. Shares of Magna International Inc. +32.17% climbed on a solid second quarter earnings report with revenues of $9.7 billion. In addition, the company raised its full year 2017 guidance expectations by $1.1 billion. The innovative company is at the forefront of self-driving automation technology that can be integrated into any vehicle.

Underperforming holdings on a relative basis for the quarter included Quest Diagnostics Inc. -10.32%. An analyst downgrade to market perform from outperform negatively impacted the stock. This follows a quarter where the stock significantly outperformed the market. The downgrade was issued despite good second quarter results with solid earnings, revenue that matched analyst expectations and a slight increase to full year guidance. Shares of advertising firm WPP Plc -14.30% dropped after the company reported an organic revenue decline of 1.7% versus expectations of a 1.0% increase. This coincided with a similar reduction of guidance for the year which reflected the drop in revenue. The significant decline in the stock’s value however appears to be worse than warranted by the results. Overall, the Fund’s methodology has performed very well for the period and will continue to seek high quality dividend paying companies that can provide solid performance over the long term.

Performance of the Fund can also be affected by the Fund’s values-based values investment policies which avoid investments in companies whose primary business is associated with alcohol, tobacco products, life ethics, gambling and mature content. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weight within that specific benchmark.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non-dividend payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change a policy that encourages disciplined management, since that could signal corporate distress. Unlike earnings, which can be affected by various accounting methods, dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s values-based investment policies.

We Thank You for Your Continued Investment in the Steward Funds

Your business is important to us. The current total net assets of the Funds have exceeded $1 billion. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at http://www.crossmarkglobal.com/stewardfunds/ or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Michael L. Kern, III, CFA
President

Melville Cody
Senior Portfolio Manager

Zachary Wehner, JD
Portfolio Manager

Victoria Fernandez
Managing Director — Fixed Income Investments

John Wolf
Managing Director — Equity Investments

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Banks	6.1%
Insurance	6.0
Semiconductors & Semiconductor Equipment	5.7
Software	4.5
Oil, Gas & Consumable Fuels	4.4
Health Care Equipment & Supplies	4.3
Health Care Providers & Services	4.0
IT Services	4.0
Internet Software & Services	3.9
Equity Real Estate Investment Trusts	3.7
Technology Hardware, Storage & Peripherals	3.3
Capital Markets	3.1
Aerospace & Defense	2.7
Biotechnology	2.6
Electric Utilities	2.3
Specialty Retail	2.1
Chemicals	1.9
Food & Staples Retailing	1.9
Diversified Financial Services	1.8
Media	1.8
Hotels, Restaurants & Leisure	1.7
Machinery	1.7
Food Products	1.6
Diversified Telecommunication Services	1.5
Beverages	1.4
Multi-Utilities	1.4
Household Durables	1.3
Household Products	1.3
Communications Equipment	1.2
Automobiles	1.0
Industrial Conglomerates	1.0
Pharmaceuticals	1.0

Industry Diversification	Percent*
Consumer Finance	0.9%
Multiline Retail	0.9
Textiles, Apparel & Luxury Goods	0.8
Internet & Direct Marketing Retail	0.8
Construction & Engineering	0.7
Containers & Packaging	0.7
Electronic Equipment, Instruments & Components	0.7
Airlines	0.7
Commercial Services & Supplies	0.6
Life Sciences Tools & Services	0.6
Electrical Equipment	0.6
Money Market Funds	0.6
Air Freight & Logistics	0.6
Road & Rail	0.6
Building Products	0.5
Construction Materials	0.5
Auto Components	0.5
Energy Equipment & Services	0.5
Independent Power & Renewable Electricity Producers	0.4
Metals & Mining	0.3
Professional Services	0.3
Distributors	0.3
Health Care Technology	0.2
Trading Companies & Distributors	0.2
Personal Products	0.1
Water Utilities	0.1
Leisure Products	0.1
Diversified Consumer Services	0.0
Real Estate Management & Development	0.0
Total Investments	100.0%

*	Percentages indicated are based on net assets as of October 31, 2017.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (2.7%)
Arconic, Inc.	70,273	$1,765,258
General Dynamics Corp.	5,950	1,207,731
L3 Technologies, Inc.	1,190	222,744
Lockheed Martin Corp.	3,119	961,151
Northrop Grumman Corp.	4,220	1,247,137
Raytheon Co.	4,090	737,018
Rockwell Collins, Inc.	2,100	284,760
Textron, Inc.	10,130	534,256
The Boeing Co.	6,438	1,660,875
TransDigm Group, Inc.	2,670	740,925
United Technologies Corp.	9,320	1,116,163
		10,478,018
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,690	132,715
Expeditors International of Washington, Inc.	2,060	120,263
FedEx Corp.	4,832	1,091,114
United Parcel Service, Inc., Class B	8,560	1,006,057
		2,350,149
AIRLINES (0.7%)
Alaska Air Group, Inc.	1,880	124,136
American Airlines Group, Inc.	10,320	483,182
Delta Air Lines, Inc.	11,350	567,840
Southwest Airlines Co.	15,210	819,211
United Continental Holdings, Inc.(a)	13,520	790,650
		2,785,019
AUTO COMPONENTS (0.5%)
BorgWarner, Inc.	13,640	719,101
Delphi Automotive PLC	3,260	323,979
Goodyear Tire & Rubber Co.	27,400	838,166
		1,881,246
AUTOMOBILES (1.0%)
Ford Motor Co.	99,080	1,215,712
General Motors Co.	51,300	2,204,874
Harley-Davidson, Inc.	8,760	414,698
		3,835,284
BANKS (6.1%)
Bank of America Corp.	152,729	4,183,247
BB&T Corp.	17,600	866,624
Citigroup, Inc.	42,420	3,117,870
Citizens Financial Group, Inc.	3,890	147,859
Comerica, Inc.	2,170	170,497
Fifth Third Bancorp	30,320	876,248
Huntington Bancshares, Inc.	21,010	289,938
JPMorgan Chase & Co.	45,454	4,573,127
KeyCorp	31,130	568,123

	Shares	Value
M&T Bank Corp.	1,020	$170,105
People’s United Financial, Inc.	27,500	513,150
PNC Financial Services Group, Inc.	8,644	1,182,413
Regions Financial Corp.	86,492	1,338,896
SunTrust Banks, Inc.	15,600	939,276
U.S. Bancorp	17,450	948,931
Wells Fargo & Co.	50,758	2,849,554
Zions Bancorp	12,840	596,546
		23,332,404
BEVERAGES (1.4%)
Coca-Cola Co.	52,040	2,392,799
Dr Pepper Snapple Group, Inc.	5,140	440,292
Monster Beverage Corp.(a)	7,090	410,724
PepsiCo, Inc.	20,921	2,306,122
		5,549,937
BIOTECHNOLOGY (2.6%)
AbbVie, Inc.	18,680	1,685,870
Alexion Pharmaceuticals, Inc.(a)	2,851	341,151
Amgen, Inc.	9,123	1,598,532
Biogen Idec, Inc.(a)	4,807	1,498,150
Celgene Corp.(a)	16,000	1,615,520
Gilead Sciences, Inc.	20,610	1,544,926
Incyte Corp.(a)	7,010	793,882
Regeneron Pharmaceuticals, Inc.(a)	1,063	427,985
Vertex Pharmaceuticals, Inc.(a)	3,150	460,624
		9,966,640
BUILDING PRODUCTS (0.5%)
A.O. Smith Corp.	7,370	436,304
Allegion PLC	963	80,304
Fortune Brands Home & Security, Inc.	3,530	233,192
Johnson Controls International PLC	16,551	685,046
Masco Corp.	7,480	297,854
		1,732,700
CAPITAL MARKETS (3.1%)
Affiliated Managers Group, Inc.	544	101,456
Ameriprise Financial, Inc.	2,036	318,715
Bank of New York Mellon Corp.	18,731	963,710
BlackRock, Inc., Class A	1,433	674,699
CBOE Holdings, Inc.	1,410	159,415
Charles Schwab Corp.	23,640	1,060,018
CME Group, Inc.	4,135	567,198
E*TRADE Financial Corp.(a)	22,668	988,098
Franklin Resources, Inc.	2,760	116,279
Goldman Sachs Group, Inc.	5,994	1,453,425
IntercontinentalExchange Group, Inc.	19,055	1,259,535
Invesco Ltd.	6,020	215,456
Moody’s Corp.	2,240	318,998
Morgan Stanley	27,040	1,352,000
Northern Trust Corp.	2,560	239,411

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Raymond James Financial, Inc.	970	$82,237
S&P Global, Inc.	6,670	1,043,655
State Street Corp.	6,937	638,204
T. Rowe Price Group, Inc.	2,590	240,611
The NASDAQ OMX Group, Inc.	1,600	116,240
		11,909,360
CHEMICALS (1.9%)
Air Products & Chemicals, Inc.	3,200	510,176
Albemarle Corp.	7,940	1,118,667
CF Industries Holdings, Inc.	1,930	73,301
DowDuPont, Inc.(a)	26,396	1,908,695
Ecolab, Inc.	4,180	546,159
FMC Corp.	1,470	136,504
International Flavors & Fragrances, Inc.	1,000	147,420
LyondellBasell Industries N.V., Class A	3,320	343,720
Monsanto Co.	6,110	739,921
PPG Industries, Inc.	3,378	392,659
Praxair, Inc.	3,460	505,575
The Mosaic Co.	25,480	569,223
The Sherwin-Williams Co.	975	385,271
		7,377,291
COMMERCIAL SERVICES & SUPPLIES (0.6%)
Cintas Corp.	5,280	786,931
Republic Services, Inc., Class A	10,246	666,708
Stericycle, Inc.(a)	1,300	92,105
Waste Management, Inc.	6,860	563,686
		2,109,430
COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc.	55,020	1,878,933
F5 Networks, Inc.(a)	7,010	850,103
Harris Corp.	5,810	809,449
Juniper Networks, Inc.	8,520	211,552
Motorola Solutions, Inc.	11,351	1,027,719
		4,777,756
CONSTRUCTION & ENGINEERING (0.7%)
Fluor Corp.	16,440	708,400
Jacobs Engineering Group, Inc.	10,960	637,982
Quanta Services, Inc.(a)	34,050	1,284,706
		2,631,088
CONSTRUCTION MATERIALS (0.5%)
Martin Marietta Materials, Inc.	3,350	726,447
Vulcan Materials Co.	9,273	1,128,988
		1,855,435
CONSUMER FINANCE (0.9%)
American Express Co.	8,670	828,159
Capital One Financial Corp.	13,878	1,279,274

	Shares	Value
Discover Financial Services	9,280	$617,398
Navient Corp.	28,500	355,110
Synchrony Financial	9,160	298,799
		3,378,740
CONTAINERS & PACKAGING (0.7%)
Avery Dennison Corp.	1,750	185,797
Ball Corp.	3,960	170,003
International Paper Co.	4,550	260,578
Packaging Corporation of America	9,610	1,117,355
Sealed Air Corp.	2,090	92,441
WestRock Co.	14,069	862,852
		2,689,026
DISTRIBUTORS (0.3%)
Genuine Parts Co.	1,430	126,169
LKQ Corp.(a)	24,520	924,159
		1,050,328
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	75,704
DIVERSIFIED FINANCIAL SERVICES (1.8%)
Berkshire Hathaway, Inc., Class B(a)	31,250	5,841,875
Leucadia National Corp.	47,590	1,204,027
		7,045,902
DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
AT&T, Inc.	74,308	2,500,464
CenturyLink, Inc.	50,204	953,374
Level 3 Communications, Inc.(a)	3,560	190,923
Verizon Communications, Inc.	47,410	2,269,517
		5,914,278
ELECTRIC UTILITIES (2.3%)
Alliant Energy Corp.	2,760	119,398
American Electric Power Company, Inc.	8,330	619,835
Duke Energy Corp.	13,694	1,209,317
Edison International	5,000	399,750
Entergy Corp.	9,440	814,294
Eversource Energy	8,320	521,165
Exelon Corp.	33,749	1,357,047
FirstEnergy Corp.	22,719	748,591
NextEra Energy, Inc.	5,700	883,899
PG&E Corp.	8,380	484,113
Pinnacle West Capital Corp.	1,620	142,090
PPL Corp.	7,780	292,217
Southern Co.	10,160	530,352
Xcel Energy, Inc.	13,550	670,996
		8,793,064

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
ELECTRICAL EQUIPMENT (0.6%)
Acuity Brands, Inc.	2,330	$389,576
AMETEK, Inc.	2,850	192,346
Eaton Corp. PLC	10,030	802,601
Emerson Electric Co.	7,540	486,028
Rockwell Automation, Inc.	1,940	389,591
		2,260,142
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Amphenol Corp., Class A	11,550	1,004,850
Corning, Inc.	42,080	1,317,525
FLIR Systems, Inc.	1,070	50,097
TE Connectivity Ltd.	3,650	332,041
		2,704,513
ENERGY EQUIPMENT & SERVICES (0.5%)
Baker Hughes, a GE company LLC	5,539	174,091
Halliburton Co.	10,250	438,085
Helmerich & Payne, Inc.	870	47,250
National-Oilwell Varco, Inc.	4,946	169,104
Schlumberger Ltd.	14,824	948,736
TechnipFMC PLC(a)	2,770	75,870
		1,853,136
EQUITY REAL ESTATE INVESTMENT TRUSTS (3.7%)
Alexandria Real Estate Equities, Inc.	1,260	156,190
American Tower Corp.	10,000	1,436,700
Apartment Investment & Management Co., Class A	17,639	775,763
AvalonBay Communities, Inc.	4,804	871,109
Boston Properties, Inc.	1,890	229,030
Crown Castle International Corp.	5,280	565,382
Digital Realty Trust, Inc.	6,800	805,392
Duke Realty Corp.	9,360	266,573
Equinix, Inc.	904	419,004
Equity Residential	6,380	429,119
Essex Property Trust, Inc.	715	187,637
Extra Space Storage, Inc.	6,620	540,126
Federal Realty Investment Trust	860	103,647
General Growth Properties, Inc.	21,680	421,893
HCP, Inc.	5,330	137,727
Host Hotels & Resorts, Inc.	32,363	633,020
Iron Mountain, Inc.	2,549	101,960
Kimco Realty Corp.	21,130	383,721
Macerich Co.	1,210	66,066
Mid-America Apartment Communities, Inc.	1,740	178,089
Prologis, Inc.	24,202	1,562,965
Public Storage, Inc.	1,667	345,486
Realty Income Corp.	3,960	212,533
Regency Centers Corp.	1,050	64,628
SBA Communications Corp.(a)	1,520	238,914

	Shares	Value
Simon Property Group, Inc.	3,590	$557,635
SL Green Realty Corp.	990	94,723
UDR, Inc.	21,830	846,786
Ventas, Inc.	4,480	281,120
Vornado Realty Trust	2,105	157,580
Welltower, Inc.	11,900	796,824
Weyerhaeuser Co.	7,989	286,885
		14,154,227
FOOD & STAPLES RETAILING (1.9%)
Costco Wholesale Corp.	7,900	1,272,532
CVS Corp.	21,405	1,466,885
SYSCO Corp.	8,060	448,297
The Kroger Co.	30,080	622,656
Walgreens Boots Alliance, Inc.	13,260	878,740
Wal-Mart Stores, Inc.	31,390	2,740,661
		7,429,771
FOOD PRODUCTS (1.6%)
Archer-Daniels-Midland Co.	33,130	1,354,023
Campbell Soup Co.	3,910	185,217
ConAgra Foods, Inc.	6,230	212,817
General Mills, Inc.	10,390	539,449
Hormel Foods Corp.	7,560	235,570
J.M. Smucker Co.	1,680	178,164
Kellogg Co.	5,120	320,154
McCormick & Company, Inc.	2,610	259,773
Mondelez International, Inc., Class A	20,570	852,215
The Hershey Co.	2,570	272,882
The Kraft Heinz Co.	7,856	607,504
Tyson Foods, Inc., Class A	15,440	1,125,730
		6,143,498
HEALTH CARE EQUIPMENT & SUPPLIES (4.3%)
Abbott Laboratories	26,252	1,423,646
Align Technology, Inc.(a)	9,530	2,277,479
Baxter International, Inc.	10,800	696,276
Becton, Dickinson & Co.	6,031	1,258,489
Boston Scientific Corp.(a)	45,127	1,269,874
C.R. Bard, Inc.	2,836	927,571
Danaher Corp.	10,210	942,077
Dentsply Sirona, Inc.	4,300	262,601
Edwards Lifesciences Corp.(a)	7,250	741,168
Hologic, Inc.(a)	9,160	346,706
IDEXX Laboratories, Inc.(a)	9,720	1,615,172
Intuitive Surgical, Inc.(a)	3,231	1,212,788
Medtronic PLC	19,013	1,530,927
ResMed, Inc.	1,590	133,846
Stryker Corp.	7,430	1,150,684
Varian Medical Systems, Inc.(a)	2,660	277,145
Zimmer Holdings, Inc.	3,020	367,292
		16,433,741

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (4.0%)
Aetna, Inc.	11,004	$1,871,010
AmerisourceBergen Corp.	11,510	885,694
Anthem, Inc.	12,370	2,587,928
Cardinal Health, Inc.	15,660	969,354
Centene Corp.(a)	22,810	2,136,613
CIGNA Corp.	7,130	1,406,178
DaVita, Inc.(a)	7,730	469,520
Envision Healthcare Corp.(a)	1,860	79,236
Express Scripts Holding Co.(a)	16,141	989,282
Henry Schein, Inc.(a)	3,240	254,664
Humana, Inc.	5,143	1,313,265
Laboratory Corporation of America Holdings(a)	2,160	332,014
McKesson Corp.	8,695	1,198,867
Patterson Companies, Inc.	12,970	479,890
Quest Diagnostics, Inc.	3,000	281,340
		15,254,855
HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	11,000	742,720
HOTELS, RESTAURANTS & LEISURE (1.7%)
Carnival Corp., Class A	9,560	634,688
Chipotle Mexican Grill, Inc.(a)	328	89,183
Hilton Worldwide Holdings, Inc.	2,930	211,780
Marriott International, Inc., Class A	8,476	1,012,712
McDonald’s Corp.	10,160	1,695,806
Royal Caribbean Cruises Ltd.	2,180	269,819
Starbucks Corp.	33,840	1,855,786
Wyndham Worldwide Corp.	1,780	190,193
YUM! Brands, Inc.	5,490	408,731
		6,368,698
HOUSEHOLD DURABLES (1.3%)
D.R. Horton, Inc.	27,016	1,194,377
Garmin Ltd.	9,800	554,778
Leggett & Platt, Inc.	1,580	74,671
Lennar Corp., Class A	15,490	862,328
Mohawk Industries, Inc.(a)	744	194,750
Newell Rubbermaid, Inc.	7,080	288,722
Pulte Group, Inc.	32,985	997,137
Whirlpool Corp.	4,602	754,406
		4,921,169
HOUSEHOLD PRODUCTS (1.3%)
Church & Dwight Company, Inc.	5,740	259,276
Clorox Co.	2,270	287,223
Colgate-Palmolive Co.	12,280	865,126
Kimberly-Clark Corp.	5,950	669,434
Procter & Gamble Co.	31,811	2,746,562
		4,827,621

	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.4%)
NRG Energy, Inc.	34,820	$870,500
The AES Corp.	75,140	798,738
		1,669,238
INDUSTRIAL CONGLOMERATES (1.0%)
3M Co.	8,014	1,844,743
Honeywell International, Inc.	10,140	1,461,782
Roper Industries, Inc.	1,392	359,373
		3,665,898
INSURANCE (6.0%)
AFLAC, Inc.	12,900	1,082,181
American International Group, Inc.	22,754	1,470,136
Aon PLC	3,910	560,811
Arthur J. Gallagher & Co.	7,920	501,574
Assurant, Inc.	12,720	1,280,268
Brighthouse Financial, Inc.(a)	2,758	171,492
Chubb Ltd.	10,441	1,574,712
Cincinnati Financial Corp.	2,032	142,585
Everest Re Group, Ltd.	3,170	752,717
Hartford Financial Services Group, Inc.	23,250	1,279,912
Lincoln National Corp.	16,486	1,249,309
Loews Corp.	22,970	1,137,245
Marsh & McLennan Companies, Inc.	11,040	893,467
MetLife, Inc.	30,340	1,625,617
Principal Financial Group, Inc.	10,170	669,694
Progressive Corp.	17,570	854,781
Prudential Financial, Inc.	17,665	1,951,276
The Allstate Corp.	16,770	1,574,032
The Travelers Companies, Inc.	10,020	1,327,149
Torchmark Corp.	4,507	379,174
Unum Group	21,930	1,141,237
Willis Towers Watson PLC	1,670	269,004
XL Group Ltd.	26,730	1,081,763
		22,970,136
INTERNET & DIRECT MARKETING RETAIL (0.8%)
Expedia, Inc.	7,195	896,929
Priceline.com, Inc.(a)	1,147	2,193,018
TripAdvisor, Inc.(a)	3,565	133,687
		3,223,634
INTERNET SOFTWARE & SERVICES (3.9%)
Akamai Technologies, Inc.(a)	11,160	583,110
Alphabet, Inc., Class A(a)	3,447	3,560,889
Alphabet, Inc., Class C(a)	3,490	3,548,074
eBay, Inc.(a)	16,280	612,779
Facebook, Inc.(a)	33,140	5,967,188
VeriSign, Inc.(a)	5,810	624,691
		14,896,731

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
IT SERVICES (4.0%)
Accenture PLC, Class A	7,780	$1,107,561
Alliance Data Systems Corp.	597	133,567
Automatic Data Processing, Inc.	5,870	682,446
Cognizant Technology Solutions Corp., Class A	8,110	613,684
CSRA, Inc.	1,640	52,464
DXC Technology Co.	3,717	340,180
Fidelity National Information Services, Inc.	10,336	958,767
Fiserv, Inc.(a)	6,850	886,595
Gartner, Inc.(a)	5,860	734,317
International Business Machines Corp.	9,556	1,472,197
MasterCard, Inc., Class A	15,150	2,253,865
Paychex, Inc.	6,770	431,858
PayPal Holdings, Inc.(a)	27,330	1,983,065
Total System Services, Inc.	12,341	889,169
Visa, Inc., Class A	23,524	2,587,170
Western Union Co.	6,920	137,431
		15,264,336
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	4,950	458,320
Mattel, Inc.	3,680	51,962
		510,282
LIFE SCIENCES TOOLS & SERVICES (0.6%)
Agilent Technologies, Inc.	6,470	440,154
Illumina, Inc.(a)	1,938	397,658
Mettler-Toledo International, Inc.(a)	570	389,099
PerkinElmer, Inc.	3,670	265,415
Quintiles IMS Holdings, Inc.(a)	3,000	324,300
Waters Corp.(a)	1,680	329,364
		2,145,990
MACHINERY (1.7%)
Caterpillar, Inc.	6,970	946,526
Cummins, Inc.	5,190	918,007
Deere & Co.	3,322	441,427
Dover Corp.	1,220	116,498
Flowserve Corp.	460	20,272
Fortive Corp.	3,470	250,742
Illinois Tool Works, Inc.	7,480	1,170,770
Ingersoll-Rand PLC	12,070	1,069,402
PACCAR, Inc.	4,565	327,448
Parker Hannifin Corp.	1,405	256,567
Pentair PLC	840	59,186
Snap-on, Inc.	480	75,734
Stanley Black & Decker, Inc.	1,842	297,575
Xylem, Inc.	6,850	455,731
		6,405,885

	Shares	Value
MEDIA (1.8%)
Charter Communications, Inc., Class A(a)	5,600	$1,871,352
Discovery Communications, Inc., Class A(a)	14,870	280,745
Discovery Communications, Inc., Class C(a)	7,670	136,603
Dish Network Corp.(a)	3,340	162,124
Interpublic Group of Companies, Inc.	9,330	179,602
News Corp., Class A	58,070	793,236
News Corp., Class B	14,630	203,357
Omnicom Group, Inc.	5,010	336,622
Scripps Networks Interactive, Inc., Class A	11,920	992,698
The Walt Disney Co.	20,230	1,978,696
		6,935,035
METALS & MINING (0.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B(a)	17,218	240,708
Newmont Mining Corp.	20,360	736,218
Nucor Corp.	3,510	202,983
		1,179,909
MULTILINE RETAIL (0.9%)
Dollar General Corp.	9,740	787,382
Dollar Tree, Inc.(a)	12,192	1,112,520
Kohl’s Corp.	16,460	687,370
Macy’s, Inc.	17,102	320,833
Nordstrom, Inc.	1,080	42,822
Target Corp.	11,400	673,056
		3,623,983
MULTI-UTILITIES (1.4%)
Ameren Corp.	9,950	616,800
CenterPoint Energy, Inc.	17,300	511,734
CMS Energy Corp.	5,350	258,780
Consolidated Edison, Inc.	10,410	895,781
Dominion Resources, Inc.	7,514	609,686
DTE Energy Co.	5,190	573,287
NiSource, Inc.	20,040	528,455
Public Service Enterprise Group, Inc.	13,546	666,463
SCANA Corp.	2,680	115,615
Sempra Energy	2,950	346,625
WEC Energy Group	4,475	301,570
		5,424,796
OIL, GAS & CONSUMABLE FUELS (4.4%)
Anadarko Petroleum Corp.	5,680	280,422
Andeavor	14,500	1,540,480
Apache Corp.	3,690	152,655
Cabot Oil & Gas Corp., Class A	4,510	124,927
Chesapeake Energy Corp.(a)	7,420	28,938
Chevron Corp.	21,019	2,435,892

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Cimarex Energy Co.	650	$76,004
Concho Resources, Inc.(a)	1,350	181,183
ConocoPhillips	12,099	618,864
Devon Energy Corp.	5,100	188,190
EOG Resources, Inc.	6,234	622,589
EQT Corp.	1,730	108,194
Exxon Mobil Corp.	46,940	3,912,449
Hess Corp.	3,010	132,922
Kinder Morgan, Inc.	18,460	334,311
Marathon Oil Corp.	26,880	382,234
Marathon Petroleum Corp.	24,310	1,452,279
Newfield Exploration Co.(a)	2,030	62,504
Noble Energy, Inc.	3,840	107,021
Occidental Petroleum Corp.	8,342	538,643
ONEOK, Inc.	3,710	201,342
Phillips 66	12,179	1,109,263
Pioneer Natural Resources Co.	1,676	250,847
Range Resources Corp.	1,660	30,063
Valero Energy Corp.	24,570	1,938,327
Williams Companies, Inc.	7,920	225,720
		17,036,263
PERSONAL PRODUCTS (0.1%)
Coty, Inc.	9,640	148,456
The Estee Lauder Companies, Inc., Class A	3,330	372,327
		520,783
PHARMACEUTICALS (1.0%)
Allergan PLC	7,130	1,263,650
Eli Lilly & Co.	15,500	1,270,070
Mylan N.V.(a)	7,470	266,754
Perrigo Co. PLC	2,851	230,902
Zoetis, Inc.	11,730	748,609
		3,779,985
PROFESSIONAL SERVICES (0.3%)
Equifax, Inc.	1,640	177,989
IHS Markit, Ltd.(a)	2,890	123,143
Nielsen Holdings PLC	5,520	204,626
Robert Half International, Inc.	1,070	55,394
Verisk Analytics, Inc.(a)	8,450	718,673
		1,279,825
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
CBRE Group, Inc., Class A(a)	4,580	180,086
ROAD & RAIL (0.6%)
CSX Corp.	9,020	454,879
J.B. Hunt Transport Services, Inc.	4,310	458,541
Kansas City Southern Industries, Inc.	990	103,178
Norfolk Southern Corp.	2,990	392,946
Union Pacific Corp.	8,912	1,031,920
		2,441,464

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.7%)
Advanced Micro Devices, Inc.(a)	4,590	$50,421
Analog Devices, Inc.	10,254	936,190
Applied Materials, Inc.	64,720	3,652,150
Broadcom Ltd.	9,785	2,582,359
Intel Corp.	50,280	2,287,237
KLA-Tencor Corp.	2,140	233,025
Lam Research Corp.	11,553	2,409,609
Microchip Technology, Inc.	14,230	1,349,004
Micron Technology, Inc.(a)	10,870	481,650
NVIDIA Corp.	18,955	3,920,085
Qorvo, Inc.(a)	1,520	115,231
QUALCOMM, Inc.	22,190	1,131,912
Skyworks Solutions, Inc.	9,170	1,044,096
Texas Instruments, Inc.	17,460	1,688,207
Xilinx, Inc.	2,730	201,174
		22,082,350
SOFTWARE (4.5%)
Activision Blizzard, Inc.	24,000	1,571,760
Adobe Systems, Inc.(a)	10,524	1,843,384
ANSYS, Inc.(a)	1,480	202,331
Autodesk, Inc.(a)	2,510	313,650
CA, Inc.	4,340	140,529
Cadence Design Systems, Inc.(a)	80	3,453
Citrix Systems, Inc.(a)	8,100	669,141
Intuit, Inc.	3,170	478,733
Microsoft Corp.	84,130	6,997,933
Oracle Corp.	35,001	1,781,551
Red Hat, Inc.(a)	8,350	1,008,931
Salesforce.com, Inc.(a)	16,530	1,691,680
Symantec Corp.	9,232	300,040
Synopsys, Inc.(a)	2,220	192,074
		17,195,190
SPECIALTY RETAIL (2.1%)
Advance Auto Parts, Inc.	3,011	246,119
AutoZone, Inc.(a)	338	199,251
Best Buy Company, Inc.	3,790	212,164
CarMax, Inc.(a)	1,810	135,931
Foot Locker, Inc.	1,890	56,851
Gap, Inc.	16,850	437,931
Home Depot, Inc.	13,860	2,297,711
L Brands, Inc.	2,470	106,309
Lowe’s Companies, Inc.	11,550	923,423
O’Reilly Automotive, Inc.(a)	2,296	484,341
Ross Stores, Inc.	13,610	864,099
Signet Jewelers Ltd.	3,490	228,839
Tiffany & Co.	1,350	126,387
TJX Companies, Inc.	8,870	619,126
Tractor Supply Co.	2,620	157,881
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,530	1,115,899
		8,212,262

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.3%)
Apple Computer, Inc.	54,241	$9,168,899
Hewlett Packard Enterprise Co.	47,350	659,112
HP, Inc.	48,330	1,041,511
NetApp, Inc.	2,550	113,271
Seagate Technology PLC	2,840	104,995
Western Digital Corp.	7,001	624,979
Xerox Corp.	33,541	1,016,628
		12,729,395
TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Hanesbrands, Inc.	8,350	187,875
Michael Kors Holdings Ltd.(a)	16,570	808,782
NIKE, Inc., Class B	16,940	931,530
PVH Corp.	5,280	669,557
Ralph Lauren Corp.	505	45,162
Tapestry, Inc.	3,340	136,773
Under Armour, Inc., Class A(a)	5,780	72,365
Under Armour, Inc., Class C(a)	1,024	11,807
VF Corp.	3,435	239,248
		3,103,099
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	2,990	140,440
United Rentals, Inc.(a)	5,100	721,548
W.W. Grainger, Inc.	445	87,977
		949,965
WATER UTILITIES (0.1%)
American Water Works Company, Inc.	5,160	452,842
TOTAL COMMON STOCKS (COST $314,158,846)		382,492,252

	Shares	Value
RIGHTS (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc.(a)(b)	25,130	$—
Safeway, Inc.(a)(b)	25,130	—
TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND (0.6%)
Federated Government Obligations Fund, Institutional Shares, 0.91%(c)	2,340,332	2,340,332
TOTAL MONEY MARKET FUND (COST $2,340,332)		2,340,332
TOTAL INVESTMENTS (COST $316,499,178) 100.0%		384,832,584
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		98,408
NET ASSETS 100.0%		$384,930,992
(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.0% of the Fund’s net assets.
(c)	Variable rate money market investment. The rate shown represents the rate as of October 31, 2017.

LLC – Limited Liability Company

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Banks	6.4%
Equity Real Estate Investment Trusts	6.1
Electronic Equipment, Instruments & Components	5.8
Insurance	4.8
Machinery	4.4
Specialty Retail	3.8
Health Care Equipment & Supplies	3.7
Semiconductors & Semiconductor Equipment	3.7
Household Durables	3.4
Health Care Providers & Services	2.8
Software	2.6
Chemicals	2.6
Capital Markets	2.5
IT Services	2.4
Food Products	2.1
Hotels, Restaurants & Leisure	2.0
Commercial Services & Supplies	2.0
Aerospace & Defense	1.9
Oil, Gas & Consumable Fuels	1.8
Energy Equipment & Services	1.8
Metals & Mining	1.7
Professional Services	1.6
Road & Rail	1.5
Building Products	1.5
Pharmaceuticals	1.5
Biotechnology	1.4
Communications Equipment	1.4
Thrifts & Mortgage Finance	1.3
Auto Components	1.3
Gas Utilities	1.2
Construction & Engineering	1.1
Money Market Funds	1.1
Internet Software & Services	1.1

Industry Diversification	Percent*
Media	1.1%
Textiles, Apparel & Luxury Goods	1.0
Electric Utilities	1.0
Diversified Consumer Services	0.9
Consumer Finance	0.8
Paper & Forest Products	0.8
Life Sciences Tools & Services	0.7
Containers & Packaging	0.7
Electrical Equipment	0.7
Trading Companies & Distributors	0.7
Internet & Direct Marketing Retail	0.5
Health Care Technology	0.5
Food & Staples Retailing	0.5
Airlines	0.5
Multiline Retail	0.5
Multi-Utilities	0.5
Real Estate Management & Development	0.4
Automobiles	0.4
Diversified Telecommunication Services	0.4
Air Freight & Logistics	0.4
Leisure Products	0.4
Construction Materials	0.3
Industrial Conglomerates	0.3
Water Utilities	0.3
Household Products	0.3
Technology Hardware, Storage & Peripherals	0.3
Wireless Telecommunication Services	0.2
Distributors	0.2
Personal Products	0.2
Marine	0.2
Mortgage Real Estate Investment Trusts	0.1
Beverages	0.0
Total Investments	100.1%

*	Percentages indicated are based on net assets as of October 31, 2017.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (1.9%)
AAR Corp.	4,600	$178,894
Aerojet Rocketdyne Holdings, Inc.(a)	3,560	112,425
AeroVironment, Inc.(a)	1,220	62,415
Axon Enterprise, Inc.(a)	11,580	265,993
Cubic Corp.	1,530	83,461
Curtiss-Wright Corp.	3,530	417,423
Engility Holdings, Inc.(a)	1,070	36,027
Esterline Technologies Corp.(a)	2,630	249,456
Huntington Ingalls Industries, Inc.	3,144	732,018
KLX, Inc.(a)	6,920	379,631
Mercury Computer Systems, Inc.(a)	10,070	508,233
Moog, Inc., Class A(a)	2,000	175,520
National Presto Industries, Inc.	590	68,971
Orbital ATK, Inc.	3,393	451,031
Teledyne Technologies, Inc.(a)	2,390	406,204
Triumph Group, Inc.	2,960	91,908
		4,219,610
AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	5,690	349,081
Echo Global Logistics, Inc.(a)	7,350	176,768
Forward Air Corp.	1,510	86,734
Hub Group, Inc., Class A(a)	5,790	250,707
		863,290
AIRLINES (0.5%)
Allegiant Travel Co.	936	127,670
Hawaiian Holdings, Inc.(a)	6,550	219,425
JetBlue Airways Corp.(a)	21,930	419,960
SkyWest, Inc.	9,070	427,197
		1,194,252
AUTO COMPONENTS (1.3%)
American Axle & Manufacturing Holdings, Inc.(a)	15,130	269,163
Cooper Tire & Rubber Co.	6,670	218,776
Cooper-Standard Holding, Inc.(a)	2,880	321,062
Dana, Inc.	15,110	460,704
Dorman Products, Inc.(a)	4,330	299,246
Fox Factory Holding Corp.(a)	8,140	346,357
Gentex Corp.	18,480	358,697
Gentherm, Inc.(a)	2,220	74,370
LCI Industries	3,730	461,774
Motorcar Parts of America, Inc.(a)	1,270	36,716
Standard Motor Products, Inc.	1,230	53,714
Superior Industries International, Inc.	5,010	77,905
		2,978,484
AUTOMOBILES (0.4%)
Thor Industries, Inc.	5,200	708,344
Winnebago Industries, Inc.	5,890	289,494
		997,838

	Shares	Value
BANKS (6.4%)
Ameris Bancorp	5,750	$275,425
Associated Bancorp	13,150	332,695
Banc of California, Inc.	11,550	243,127
BancorpSouth, Inc.	4,170	131,772
Bank of Hawaii Corp.	2,840	231,772
Bank of the Ozarks, Inc.	8,810	410,722
Banner Corp.	1,990	114,067
Boston Private Financial Holdings, Inc.	6,690	106,371
Brookline Bancorp, Inc.	6,090	93,786
Cathay General Bancorp	3,620	151,316
Central Pacific Financial Corp.	3,700	115,144
Chemical Financial Corp.	4,104	216,240
City Holding Co.	1,210	85,293
Columbia Banking System, Inc.	2,830	123,133
Commerce Bancshares, Inc.	4,607	267,943
Community Bank System, Inc.	2,850	157,576
Cullen/Frost Bankers, Inc.	3,590	353,615
Customers Bancorp, Inc.(a)	5,740	156,932
CVB Financial Corp.	3,720	88,759
East West Bancorp, Inc.	8,000	478,720
F.N.B. Corp.	9,910	133,686
Fidelity Southern Corp.	560	12,281
First Bancorp(a)	48,752	251,073
First Commonwealth Financial Corp.	4,950	72,072
First Financial Bancorp	2,060	56,238
First Financial Bankshares, Inc.	5,080	231,902
First Horizon National Corp.	18,240	342,365
First Midwest Bancorp, Inc.	6,240	144,082
Fulton Financial Corp.	11,130	202,566
Glacier Bancorp, Inc.	3,730	141,591
Great Western Bancorp, Inc.	3,280	133,135
Hancock Holding Co.	4,619	225,176
Hanmi Financial Corp.	5,311	163,313
Home Bancshares, Inc.	13,032	292,959
Hope Bancorp, Inc.	7,602	140,257
Independent Bank Corp. – Massachusetts	1,760	126,896
International Bancshares Corp.	3,120	126,672
LegacyTexas Financial Group, Inc.	7,260	289,601
MB Financial, Inc.	4,421	203,101
National Bank Holdings Corp.	6,130	201,187
NBT Bancorp	1,690	64,457
OFG Bancorp	11,330	100,837
Old National Bancorp	4,940	89,908
Opus Bank(a)	4,970	128,723
Pacific Premier Bancorp, Inc.(a)	6,810	275,124
PacWest Bancorp	6,910	333,891
Pinnacle Financial Partners, Inc.	6,750	446,850
Prosperity Bancshares, Inc.	4,510	296,668
S & T Bancorp, Inc.	1,570	64,197
ServisFirst Bancshares, Inc.	6,600	270,666
Signature Bank(a)	3,490	453,735
Simmons First National Corp., Class A	2,120	122,324

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Southside Bancshares, Inc.	3,724	$131,867
Sterling Bancorp	16,249	407,037
SVB Financial Group(a)	3,320	728,010
Synovus Financial Corp.	6,302	295,249
TCF Financial Corp.	8,990	163,798
Texas Capital Bancshares, Inc.(a)	3,100	266,755
Tompkins Financial Corp.	2,199	191,577
Trustmark Corp.	4,470	147,242
UMB Financial Corp.	2,830	208,090
Umpqua Holdings Corp.	14,270	291,964
United Bankshares, Inc.	7,243	260,386
United Community Banks, Inc.	7,752	212,560
Valley National Bancorp	12,762	146,763
Webster Financial Corp.	5,860	322,241
WestAmerica Bancorp	1,620	94,333
Wintrust Financial Corp.	3,580	291,018
		14,430,831
BEVERAGES (0.0%)
Coca-Cola Bottling Co. Consolidated	399	89,998
BIOTECHNOLOGY (1.4%)
Acorda Therapeutics, Inc.(a)	2,970	78,928
AMAG Pharmaceuticals, Inc.(a)	9,150	143,655
Bioverativ, Inc.(a)	9,260	523,190
Cytokinetics, Inc.(a)	15,880	216,762
Eagle Pharmaceuticals, Inc.(a)	1,710	91,912
Emergent BioSolutions, Inc.(a)	1,940	79,521
Enanta Pharmaceuticals, Inc.(a)	3,950	196,196
Ligand Pharmaceuticals, Inc., Class B(a)	2,390	347,387
MiMedx Group, Inc.(a)	36,890	467,765
Momenta Pharmaceuticals, Inc.(a)	8,090	114,069
Myriad Genetics, Inc.(a)	8,670	297,208
Progenics Pharmaceuticals, Inc.(a)	32,430	200,742
Repligen Corp.(a)	2,080	77,376
Spectrum Pharmaceuticals, Inc.(a)	2,900	56,811
United Therapeutics Corp.(a)	2,563	303,946
		3,195,468
BUILDING PRODUCTS (1.5%)
AAON, Inc.	5,058	177,030
American Woodmark Corp.(a)	900	86,940
Apogee Enterprises, Inc.	1,630	77,800
Gibraltar Industries, Inc.(a)	6,590	219,117
Griffon Corp.	11,460	258,423
Insteel Industries, Inc.	4,730	120,852
Lennox International, Inc.	2,480	474,002
Patrick Industries, Inc.(a)	4,950	460,350
PGT, Inc.(a)	13,760	194,016
Quanex Building Products Corp.	8,765	192,392
Simpson Manufacturing Company, Inc.	3,660	204,008
Trex Company, Inc.(a)	5,960	652,322
Universal Forest Products, Inc.	1,430	161,447
		3,278,699
CAPITAL MARKETS (2.5%)
Donnelley Financial Solutions, Inc.(a)	2,051	44,096
Eaton Vance Corp.	5,940	299,792

	Shares	Value
Evercore Partners, Inc.	4,280	$342,828
FactSet Research Systems, Inc.	2,580	489,865
Federated Investors, Inc., Class B	4,120	128,008
Financial Engines, Inc.	3,410	123,101
Greenhill & Company, Inc.	1,430	26,169
Interactive Brokers Group, Inc., Class A	4,150	224,183
INTL FCStone, Inc.(a)	6,250	259,437
Investment Technology Group, Inc.	5,970	140,116
Janus Henderson Group PLC	11,290	392,328
Legg Mason, Inc.	9,960	380,273
MarketAxess Holdings, Inc.	3,610	628,140
MSCI, Inc., Class A	6,540	767,534
Piper Jaffray Companies, Inc.	4,720	345,032
SEI Investments Co.	6,800	438,668
Stifel Financial Corp.	6,045	320,566
Virtus Investment Partners, Inc.	637	74,147
Waddell & Reed Financial, Inc., Class A	7,210	134,755
WisdomTree Investments, Inc.	6,900	76,521
		5,635,559
CHEMICALS (2.6%)
A. Schulman, Inc.	1,830	71,919
AdvanSix, Inc.(a)	9,850	455,759
American Vanguard Corp.	1,340	30,150
Ashland Global Holdings, Inc.	3,800	258,324
Balchem Corp.	3,315	279,421
Cabot Corp.	3,400	207,264
Calgon Carbon Corp.	2,250	48,825
Flotek Industries, Inc.(a)	2,490	12,251
FutureFuel Corp.	1,380	20,948
H.B. Fuller Co.	2,900	164,923
Hawkins, Inc.	670	25,527
Ingevity Corp.(a)	2,420	172,377
Innophos Holdings, Inc.	1,150	56,270
Innospec, Inc.	1,580	97,723
Koppers Holdings, Inc.(a)	1,320	64,086
Kraton Performance Polymers, Inc.(a)	8,690	426,071
LSB Industries, Inc.(a)	13,010	98,226
Mineral Technologies, Inc.	4,560	327,864
NewMarket Corp.	764	305,898
Olin Corp.	11,640	425,209
PolyOne Corp.	4,210	193,955
Quaker Chemical Corp.	1,770	274,916
Rayonier, Inc.	7,313	105,088
RPM International, Inc.	7,210	384,509
Sensient Technologies Corp.	2,490	189,365
Stepan Co.	1,270	101,422
The Chemours Co.	10,010	566,666
The Scotts Miracle-Gro Co., Class A	2,620	261,004
Tredegar Industries, Inc.	1,590	30,767
Valvoline, Inc.	10,366	248,991
		5,905,718
COMMERCIAL SERVICES & SUPPLIES (2.0%)
ABM Industries, Inc.	3,190	133,884
Brady Corp., Class A	2,510	95,505
Clean Harbors, Inc.(a)	3,320	177,653

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Copart, Inc.(a)	15,340	$556,689
Deluxe Corp.	2,990	208,254
Essendant, Inc.	15,290	148,007
Healthcare Services Group, Inc.	4,652	246,044
Herman Miller, Inc.	3,000	100,800
HNI Corp.	2,460	84,181
Interface, Inc.	4,180	95,304
LSC Communications, Inc.	12,241	198,059
Matthews International Corp., Class A	2,220	139,527
Mobile Mini, Inc.	2,490	82,419
MSA Safety, Inc.	2,140	170,130
Multi-Color Corp.	930	76,911
Pitney Bowes, Inc.	7,730	106,210
R.R. Donnelley & Sons Co.	15,353	141,248
Rollins, Inc.	5,255	230,747
Team, Inc.(a)	1,770	21,771
Tetra Tech, Inc.	9,350	460,488
The Brink’s Co.	2,830	215,363
UniFirst Corp.	1,190	187,425
US Ecology, Inc.	5,320	252,966
Viad Corp.	7,490	434,795
		4,564,380
COMMUNICATIONS EQUIPMENT (1.4%)
ADTRAN, Inc.	2,280	48,108
Applied Optoelectronics, Inc.(a)	1,140	46,444
ARRIS International PLC(a)	9,759	278,132
Bel Fuse, Inc., Class B	730	23,615
Black Box Corp.	6,110	18,941
Brocade Communications Systems, Inc.	19,530	227,524
CalAmp Corp.(a)	1,750	39,777
Ciena Corp.(a)	7,440	158,249
Comtech Telecommunications Corp.	22,190	477,307
Digi International, Inc.(a)	6,000	62,400
Harmonic, Inc.(a)	7,510	27,787
InterDigital, Inc.	6,010	440,833
Lumentum Holdings, Inc.(a)	6,994	441,671
NETGEAR, Inc.(a)	2,090	97,499
NetScout Systems, Inc.(a)	4,860	138,024
Oclaro, Inc.(a)	24,220	200,299
Plantronics, Inc.	1,960	88,906
ViaSat, Inc.(a)	3,360	218,736
VIAVI Solutions, Inc.(a)	9,570	88,810
		3,123,062
CONSTRUCTION & ENGINEERING (1.1%)
AECOM Technology Corp.(a)	14,482	507,739
Aegion Corp.(a)	5,670	132,054
Comfort Systems USA, Inc.	2,010	89,043
Dycom Industries, Inc.(a)	1,830	160,729
EMCOR Group, Inc.	3,420	275,344
Granite Construction, Inc.	5,250	334,373
KBR, Inc.	13,640	267,753
MYR Group, Inc.(a)	5,200	165,828
Orion Group Holdings, Inc.(a)	41,000	295,200
Valmont Industries, Inc.	1,510	239,939
		2,468,002

	Shares	Value
CONSTRUCTION MATERIALS (0.3%)
Eagle Materials, Inc., Class A	4,820	$508,847
U.S. Concrete, Inc.(a)	1,040	81,328
		590,175
CONSUMER FINANCE (0.8%)
Encore Capital Group, Inc.(a)	8,730	405,508
Enova International, Inc.(a)	13,563	201,411
EZCORP, Inc., Class A(a)	13,910	142,577
Firstcash, Inc.	2,688	171,629
Green Dot Corp., Class A(a)	2,850	161,367
PRA Group, Inc.(a)	2,630	73,377
SLM Corp.(a)	39,110	414,175
World Acceptance Corp.(a)	2,900	253,750
		1,823,794
CONTAINERS & PACKAGING (0.7%)
AptarGroup, Inc.	3,620	315,194
Bemis Company, Inc.	5,400	243,108
Greif, Inc., Class A	2,870	159,371
Myers Industries, Inc.	1,120	24,192
Owens-Illinois, Inc.(a)	15,160	362,172
Silgan Holdings, Inc.	4,060	118,755
Sonoco Products Co.	4,710	243,931
		1,466,723
DISTRIBUTORS (0.2%)
Pool Corp.	3,550	428,769
DIVERSIFIED CONSUMER SERVICES (0.9%)
Adtalem Global Education, Inc.	7,920	292,644
American Public Education, Inc.(a)	4,480	89,600
Capella Education Co.	2,220	180,819
Career Education Corp.(a)	3,860	41,225
Graham Holdings Co.	785	436,814
Regis Corp.(a)	17,670	263,813
Service Corporation International	11,300	400,698
Sotheby’s(a)	4,610	238,890
Strayer Education, Inc.	792	74,234
		2,018,737
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
ATN International, Inc.	980	53,204
Cincinnati Bell, Inc.(a)	2,552	48,743
Cogent Communications Holdings, Inc.	5,020	270,578
Consolidated Communications Holdings, Inc.	2,910	55,785
Frontier Communications Corp.	10,592	128,269
General Communication, Inc., Class A(a)	2,320	94,865
Iridium Communications, Inc.(a)	16,730	200,760
Lumos Networks Corp.(a)	1,120	20,115
Vonage Holdings Corp.(a)	4,630	37,642
		909,961
ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	2,740	214,679
El Paso Electric Co.	1,850	106,375
Great Plains Energy, Inc.	14,971	491,498
Hawaiian Electric Industries, Inc.	7,040	256,679

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
IDACORP, Inc.	2,860	$263,206
OGE Energy Corp.	9,110	335,612
PNM Resources, Inc.	5,530	240,002
Westar Energy, Inc.	7,250	387,730
		2,295,781
ELECTRICAL EQUIPMENT (0.7%)
AZZ, Inc.	1,640	78,392
Encore Wire Corp.	3,190	144,028
EnerSys	3,490	242,101
General Cable Corp.	7,530	157,753
Hubbell, Inc.	3,330	418,981
Powell Industries, Inc.	2,840	82,303
Regal-Beloit Corp.	4,210	341,642
Vicor Corp.(a)	8,590	185,115
		1,650,315
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.8%)
Agilysys, Inc.(a)	570	6,994
Anixter International, Inc.(a)	4,240	291,288
Arrow Electronics, Inc.(a)	9,420	787,418
Avnet, Inc.	13,600	541,280
Badger Meter, Inc.	1,540	67,452
Belden CDT, Inc.	2,580	206,168
Benchmark Electronics, Inc.(a)	10,170	314,761
Cognex Corp.	8,590	1,057,858
Coherent, Inc.(a)	2,294	602,657
Control4 Corp.(a)	1,000	29,450
CTS Corp.	14,790	402,288
Daktronics, Inc.	3,000	30,810
Electro Scientific Industries, Inc.(a)	17,800	318,442
ePlus, Inc.(a)	980	93,688
Fabrinet(a)	8,040	298,927
FARO Technologies, Inc.(a)	1,070	55,426
II-VI, Inc.(a)	10,480	473,696
Insight Enterprises, Inc.(a)	8,350	376,167
IPG Photonics Corp.(a)	2,980	634,472
Itron, Inc.(a)	3,690	288,373
Jabil Circuit, Inc.	21,660	612,545
KEMET Corp.(a)	2,250	57,803
Keysight Technologies, Inc.(a)	9,610	429,279
Knowles Corp.(a)	3,970	65,743
Littelfuse, Inc.	2,410	503,690
Methode Electronics, Inc., Class A	2,020	94,738
MTS Systems Corp.	1,110	57,776
National Instruments Corp.	5,035	226,575
OSI Systems, Inc.(a)	1,160	102,521
Park Electrochemical Corp.	760	14,349
Plexus Corp.(a)	3,870	237,734
Rogers Corp.(a)	1,120	170,330
Sanmina Corp.(a)	11,330	370,774
ScanSource, Inc.(a)	8,810	378,390
SYNNEX Corp.	3,590	484,219
Tech Data Corp.(a)	5,500	510,235
Trimble Navigation Ltd.(a)	12,980	530,622
TTM Technologies, Inc.(a)	22,180	350,000

	Shares	Value
VeriFone Systems, Inc.(a)	5,250	$100,170
Vishay Intertechnology, Inc.	15,180	337,755
Zebra Technologies Corp., Class A(a)	4,220	489,478
		13,002,341
ENERGY EQUIPMENT & SERVICES (1.8%)
Archrock, Inc.	3,970	47,640
Bristow Group, Inc.	12,960	122,342
CARBO Ceramics, Inc.(a)	1,100	9,108
Core Laboratories N.V.	2,920	291,708
Diamond Offshore Drilling, Inc.(a)	4,660	77,962
Dril-Quip, Inc.(a)	2,960	124,616
Ensco PLC, Class A, Sponsored ADR	56,064	302,185
Era Group, Inc.(a)	13,400	144,184
Exterran Corp.(a)	15,515	500,669
Geospace Technologies Corp.(a)	570	8,561
Gulf Island Fabrication, Inc.	16,470	216,580
Helix Energy Solutions Group, Inc.(a)	6,430	43,853
Matrix Service Co.(a)	10,810	152,421
McDermott International, Inc.(a)	10,160	67,259
Nabors Industries Ltd.	13,530	76,174
Newpark Resources, Inc.(a)	7,090	62,037
Noble Corp. PLC(a)	50,180	208,749
Oceaneering International, Inc.	8,590	173,690
Oil States International, Inc.(a)	3,410	78,600
Patterson-UTI Energy, Inc.	11,690	231,228
Pioneer Energy Services Corp.(a)	5,130	9,747
Rowan Companies, Inc., Class A(a)	17,860	255,934
SEACOR Holdings, Inc.(a)	1,590	75,048
Superior Energy Services, Inc.(a)	7,690	67,826
Tesco Corp.(a)	3,670	14,130
TETRA Technologies, Inc.(a)	4,190	11,900
Transocean Ltd.(a)	43,500	456,750
Unit Corp.(a)	2,960	55,411
US Silica Holdings, Inc.	4,680	142,787
		4,029,099
EQUITY REAL ESTATE INVESTMENT TRUSTS (6.1%)
Acadia Realty Trust	5,997	168,816
Agree Realty Corp.	4,150	196,253
American Assets Trust, Inc.	5,320	206,363
American Campus Communities, Inc.	7,750	322,245
Camden Property Trust	5,420	494,521
CareTrust REIT, Inc.	12,218	230,920
CBL & Associates Properties, Inc.	6,320	49,549
Cedar Shopping Centers, Inc.	4,120	22,413
Chatham Lodging Trust	1,440	31,320
Chesapeake Lodging Trust	5,580	155,682
Corecivic, Inc.	9,158	225,836
Coresite Realty Corp.	2,260	250,295
Corporate Office Properties Trust	5,190	165,717
Cousins Properties, Inc.	20,119	181,473
Cyrusone, Inc.	5,380	330,278
DCT Industrial Trust, Inc.	8,340	483,887
DiamondRock Hospitality Co.	11,740	127,496
Douglas Emmett, Inc.	8,050	320,309
EastGroup Properties, Inc.	2,520	228,287

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Education Realty Trust, Inc.	7,310	$255,119
EPR Properties	4,830	334,139
First Industrial Realty Trust, Inc.	10,710	330,725
Four Corners Property Trust, Inc.	15,947	393,572
Franklin Street Properties Corp.	3,250	32,500
Getty Realty Corp.	5,460	155,119
Government Properties Income Trust	4,270	77,586
Healthcare Realty Trust, Inc.	7,960	256,630
Hersha Hospitality Trust	1,620	28,658
Highwood Properties, Inc.	5,600	285,880
Hospitality Properties Trust	8,030	229,497
JBG Smith Properties(a)	4,780	149,184
Kilroy Realty Corp.	8,020	571,265
Kite Realty Group Trust	6,325	118,214
Lamar Advertising Co.	6,330	445,885
LaSalle Hotel Properties	9,130	257,557
Lexington Corporate Properties Trust	17,775	179,883
Liberty Property Trust	9,520	408,218
Life Storage, Inc.	3,300	266,706
LTC Properties, Inc.	2,550	118,600
Mack-Cali Realty Corp.	4,340	98,822
Medical Properties Trust, Inc.	26,430	349,669
National Retail Properties, Inc.	9,000	361,620
National Storage Affiliates	18,440	457,128
OMEGA Healthcare Investors, Inc.	10,826	312,438
Pennsylvania Real Estate Investment Trust	3,840	37,325
Potlatch Corp.	2,330	120,694
PS Business Parks, Inc.	1,650	218,345
Quality Care Properties(a)	14,400	227,952
Ramco-Gershenson Properties Trust	2,280	28,796
Rayonier, Inc.	5,360	160,693
Retail Opportunity Investments Corp.	8,980	161,460
Sabra Healthcare REIT, Inc.	8,809	175,475
Saul Centers, Inc.	1,280	78,234
Senior Housing Properties Trust	14,200	261,280
Summit Hotel Properties, Inc.	15,130	239,205
Tanger Factory Outlet Center	6,890	156,748
Taubman Centers, Inc.	4,590	216,740
The Geo Group, Inc.	6,654	172,671
Uniti Group, Inc.	16,114	281,995
Universal Health Realty Income Trust	1,070	78,335
Urban Edge Properties	4,870	114,250
Urstadt Biddle Properties, Inc., Class A	3,690	80,184
Washington Prime Group, Inc.	7,720	60,448
Weingarten Realty Investors	10,500	319,725
		13,856,829
FOOD & STAPLES RETAILING (0.5%)
SpartanNash Co.	9,224	226,449
Sprouts Farmers Markets, Inc.(a)	7,830	144,777
SUPERVALU, Inc.(a)	5,721	93,195
The Andersons, Inc.	6,415	240,242
United Natural Foods, Inc.(a)	8,620	334,197
		1,038,860

	Shares	Value
FOOD PRODUCTS (2.1%)
B&G Foods, Inc.	7,360	$234,048
Calavo Growers, Inc.	3,040	224,048
Cal-Maine Foods, Inc.(a)	1,850	83,250
Darling International, Inc.(a)	22,800	416,100
Dean Foods Co.	12,860	125,385
Flowers Foods, Inc.	12,113	230,510
Hain Celestial Group, Inc.(a)	5,690	204,954
Ingredion, Inc.	4,090	512,682
J & J Snack Foods Corp.	1,150	153,146
John B. Sanfilippo & Son, Inc.	580	34,133
Lamb Weston Holding, Inc.	7,720	393,643
Lancaster Colony Corp.	1,310	164,038
Post Holdings, Inc.(a)	5,565	461,505
Sanderson Farms, Inc.	2,990	447,214
Seneca Foods Corp., Class A(a)	10,130	364,680
Snyders-Lance, Inc.	4,480	168,582
Tootsie Roll Industries, Inc.	986	35,102
TreeHouse Foods, Inc.(a)	5,770	383,013
		4,636,033
GAS UTILITIES (1.2%)
Atmos Energy Corp.	5,530	482,437
National Fuel Gas Co.	4,770	276,898
New Jersey Resources Corp.	4,370	194,246
Northwest Natural Gas Co.	1,590	105,497
One Gas, Inc.	2,800	215,544
South Jersey Industries, Inc.	7,180	243,905
Southwest Gas Corp.	4,310	355,101
Spire, Inc.	2,780	219,481
UGI Corp.	9,280	444,141
WGL Holdings, Inc.	2,730	233,961
		2,771,211
HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Abaxis, Inc.	1,270	61,468
ABIOMED, Inc.(a)	4,820	929,874
Analogic Corp.	1,000	80,300
AngioDynamics, Inc.(a)	3,070	52,098
Anika Therapeutics, Inc.(a)	990	54,084
Cantel Medical Corp.	4,087	400,853
CONMED Corp.	1,540	80,419
CryoLife, Inc.(a)	7,540	146,653
Globus Medical, Inc.(a)	3,680	117,282
Haemonetics Corp.(a)	2,780	132,217
Halyard Health, Inc.(a)	4,800	202,320
Hill-Rom Holdings, Inc.	3,960	319,612
ICU Medical, Inc.(a)	1,050	200,655
Inogen, Inc.(a)	1,090	107,834
Integer Holdings Corp.(a)	6,870	333,882
Integra LifeSciences Holdings Corp.(a)	3,520	164,666
Invacare Corp.	23,980	371,690
Lantheus Holdings, Inc.(a)	14,440	287,356
Lemaitre Vascular, Inc.	7,110	227,591

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
LivaNova PLC(a)	2,520	$186,228
Masimo Corp.(a)	6,040	530,070
Meridian Bioscience, Inc.	1,900	28,405
Merit Medical Systems, Inc.(a)	6,495	247,135
Natus Medical, Inc.(a)	1,870	79,288
Neogen Corp.(a)	3,332	267,226
NuVasive, Inc.(a)	6,540	371,014
OraSure Technologies, Inc.(a)	26,530	523,967
Orthofix International N.V.(a)	1,200	64,476
STERIS PLC	4,780	446,117
SurModics, Inc.(a)	4,300	127,925
Teleflex, Inc.	2,723	645,297
Varex Imaging Corp.(a)	2,050	70,458
West Pharmaceutical Services, Inc.	4,270	432,978
		8,291,438
HEALTH CARE PROVIDERS & SERVICES (2.8%)
Acadia Healthcare(a)	5,140	161,190
Aceto Corp.	2,490	25,074
Almost Family, Inc.(a)	5,210	230,543
Amedisys, Inc.(a)	1,969	94,729
AMN Healthcare Services, Inc.(a)	8,190	359,541
Biotelemetry, Inc.(a)	15,960	463,638
Chemed Corp.	1,320	294,928
CorVel Corp.(a)	1,540	92,400
Cross Country Healthcare, Inc.(a)	15,630	213,350
Diplomat Pharmacy, Inc.(a)	19,800	416,790
HealthEquity, Inc.(a)	2,990	150,158
HealthSouth Corp.	9,460	436,484
Kindred Healthcare, Inc.	18,648	112,820
LHC Group, Inc.(a)	2,930	195,753
Magellan Health Services, Inc.(a)	1,510	128,803
Molina Healthcare, Inc.(a)	7,165	486,002
Owens & Minor, Inc.	10,625	261,056
PharMerica Corp.(a)	12,370	362,441
Providence Service Corp.(a)	4,450	247,420
Select Medical Holdings Corp.(a)	25,260	483,729
The Ensign Group, Inc.	3,020	69,702
Tivity Health, Inc.(a)	2,180	100,825
U.S. Physical Therapy, Inc.	2,520	171,234
WellCare Group, Inc.(a)	4,330	856,214
		6,414,824
HEALTH CARE TECHNOLOGY (0.5%)
Allscripts Healthcare Solutions, Inc.(a)	8,526	114,930
Computer Programs & Systems, Inc.	830	25,024
Healthstream, Inc.(a)	1,710	41,827
HMS Holdings Corp.(a)	8,390	161,424
Medidata Solutions, Inc.(a)	5,890	443,105
Omnicell, Inc.(a)	6,830	340,134
Quality Systems, Inc.(a)	2,170	30,532
		1,156,976
HOTELS, RESTAURANTS & LEISURE (2.0%)
Belmond Ltd.(a)	11,210	147,412
Biglari Holdings, Inc.(a)	287	102,585
Bob Evans Farms, Inc.	1,540	118,873
Cracker Barrel Old Country Store, Inc.	1,930	301,331

	Shares	Value
DineEquity, Inc.	2,490	$118,549
Domino’s Pizza, Inc.	4,234	774,822
Dunkin’ Brands Group, Inc.	7,880	465,472
El Pollo Loco Holdings, Inc.(a)	1,320	15,180
Fiesta Restaurant Group, Inc.(a)	1,790	29,624
ILG, Inc.	5,300	157,251
International Speedway Corp., Class A	3,990	155,011
Jack in the Box, Inc.	3,580	370,566
Marcus Corp.	7,680	208,512
Marriott Vacations Worldwide Corp.	1,630	214,541
Papa John’s International, Inc.	4,070	276,964
Shake Shack, Inc.(a)	1,440	54,662
Six Flags Entertainment Corp.	4,760	298,880
Sonic Corp.	3,470	88,138
The Wendy’s Co.	21,200	322,452
Wingstop, Inc.	9,260	313,636
		4,534,461
HOUSEHOLD DURABLES (3.4%)
CalAtlantic Group, Inc.	12,691	626,174
Cavco Industries, Inc.(a)	640	100,416
Ethan Allen Interiors, Inc.	1,690	50,277
Helen of Troy Ltd.(a)	1,740	161,646
Installed Building Products, Inc.(a)	9,850	686,545
iRobot Corp.(a)	5,250	352,747
KB HOME	27,900	765,297
La-Z-Boy, Inc.	2,750	74,112
LGI Homes, Inc.(a)	6,760	407,831
M.D.C. Holdings, Inc.	11,353	420,515
M/I Homes, Inc.(a)	14,430	481,962
Meritage Homes Corp.(a)	10,020	487,974
NVR, Inc.(a)	295	968,004
Tempur-Pedic International, Inc.(a)	2,850	186,305
Toll Brothers, Inc.	13,890	639,496
TopBuild Corp.(a)	7,650	504,824
TRI Pointe Group, Inc.(a)	21,690	383,696
Tupperware Corp.	2,990	175,663
Universal Electronics, Inc.(a)	2,670	160,200
William Lyon Homes, Class A(a)	1,290	35,797
		7,669,481
HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	3,170	121,031
Central Garden & Pet Co., Class A(a)	8,050	297,125
Energizer Holdings, Inc.	3,680	158,203
WD-40 Co.	990	109,742
		686,101
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Companies, Inc.	5,210	572,214
Raven Industries, Inc.	1,790	60,234
		632,448
INSURANCE (4.8%)
Alleghany Corp.(a)	1,461	827,248
American Equity Investment Life Holding Co.	13,460	397,205
American Financial Group, Inc.	5,860	618,171

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Amerisafe, Inc.	1,250	$80,875
Aspen Insurance Holdings Ltd.	8,020	344,058
Brown & Brown, Inc.	8,710	434,106
CNO Financial Group, Inc.	22,740	545,078
eHealth, Inc.(a)	810	20,558
Employers Holdings, Inc.	3,930	187,461
First American Financial Corp.	10,670	580,661
Genworth Financial, Inc., Class A(a)	73,220	242,358
HCI Group, Inc.	4,060	152,088
Horace Mann Educators Corp.	4,700	205,860
Infinity Property & Casualty Corp.	2,890	272,672
Kemper Corp.	7,230	463,443
Maiden Holdings Ltd.	20,180	166,485
Mercury General Corp.	3,650	204,291
Old Republic International Corp.	20,310	412,090
Primerica, Inc.	4,990	441,615
ProAssurance Corp.	3,160	177,118
Reinsurance Group of America, Inc.	6,430	960,513
Renaissancere Holdings Ltd.	3,120	431,683
RLI Corp.	2,300	135,907
Safety Insurance Group, Inc.	1,970	161,934
Selective Insurance Group, Inc.	5,410	322,436
Stewart Information Services Corp.	4,260	161,624
The Hanover Insurance Group, Inc.	5,030	494,851
The Navigators Group, Inc.	2,980	172,840
Third Point Reinsurance, Ltd.(a)	2,060	34,402
United Fire Group, Inc.	3,710	170,994
United Insurance Holdings Corp.	16,250	255,775
Universal Insurance Holdings, Inc.	10,430	248,756
W.R. Berkley Corp.	7,480	512,978
		10,838,134
INTERNET & DIRECT MARKETING RETAIL (0.5%)
FTD Companies, Inc.(a)	5,980	64,584
HSN, Inc.	4,010	151,177
Nutrisystem, Inc.	11,580	578,421
PetMed Express, Inc.	1,240	43,846
Shutterfly, Inc.(a)	5,830	248,941
		1,086,969
INTERNET SOFTWARE & SERVICES (1.1%)
Blucora, Inc.(a)	2,450	53,165
Cars.com, Inc.(a)	5,970	142,205
DHI Group, Inc.(a)	3,130	6,886
j2 Global, Inc.	3,030	224,644
Liquidity Services, Inc.(a)	1,710	9,747
LivePerson, Inc.(a)	2,250	31,613
LogMeIn, Inc.	5,750	696,038
NIC, Inc.	6,990	118,830
QuinStreet, Inc.(a)	40,190	357,691
Shutterstock, Inc.(a)	5,280	205,867
SPS Commerce, Inc.(a)	2,740	134,698
Stamps.com, Inc.(a)	2,170	486,948
XO Group, Inc.(a)	1,580	31,537
		2,499,869

	Shares	Value
IT SERVICES (2.4%)
Acxiom Corp.(a)	3,750	$94,350
Broadridge Financial Solutions, Inc.	7,680	659,866
CACI International, Inc., Class A(a)	2,170	311,937
Cardtronics PLC, Class A(a)	5,950	136,255
Convergys Corp.	5,960	153,351
CoreLogic, Inc.(a)	8,270	387,863
CSG Systems International, Inc.	1,930	81,716
DST Systems, Inc.	3,710	217,480
ExlService Holdings, Inc.(a)	2,080	129,834
Forrester Research, Inc.	2,800	122,360
Jack Henry & Associates, Inc.	4,580	504,395
Leidos Holdings, Inc.	9,920	620,198
ManTech International Corp., Class A	3,720	172,645
MAXIMUS, Inc.	5,850	388,616
Perficient, Inc.(a)	1,860	36,177
Sabre Corp.	10,580	206,945
Science Applications International Corp.	4,170	305,828
Sykes Enterprises, Inc.(a)	5,150	149,041
TeleTech Holdings, Inc.	940	39,151
Teradata Corp.(a)	6,900	230,805
Virtusa Corp.(a)	6,180	235,829
WEX, Inc.(a)	2,520	311,447
		5,496,089
LEISURE PRODUCTS (0.4%)
Brunswick Corp.	5,060	256,289
Callaway Golf Co.	5,740	82,828
Nautilus Group, Inc.(a)	2,140	27,820
Polaris Industries, Inc.	3,470	410,952
Sturm Ruger & Company, Inc.	1,180	58,469
Vista Outdoor, Inc.(a)	3,620	75,694
		912,052
LIFE SCIENCES TOOLS & SERVICES (0.7%)
Bio-Rad Laboratories, Inc., Class A(a)	1,280	281,331
Bio-Techne Corp.	3,370	441,537
Cambrex Corp.(a)	1,870	80,878
Charles River Laboratories International, Inc.(a)	2,880	334,915
INC Research Holdings, Inc., Class A(a)	6,870	392,621
Luminex Corp.	7,260	155,001
		1,686,283
MACHINERY (4.4%)
Actuant Corp., Class A	2,940	74,970
AGCO Corp.	6,500	445,705
Alamo Group, Inc.	680	71,740
Albany International Corp., Class A	1,820	109,837
Astec Industries, Inc.	2,980	154,811
Barnes Group, Inc.	2,700	175,743
Briggs & Stratton Corp.	8,710	219,492
Chart Industries, Inc.(a)	1,770	76,995
CIRCOR International, Inc.	1,100	48,345
Crane Co.	3,880	322,506
Donaldson Company, Inc.	6,350	299,783

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
EnPro Industries, Inc.	1,340	$112,212
ESCO Technologies, Inc.	3,440	199,348
Federal Signal Corp.	3,170	67,679
Franklin Electric Company, Inc.	1,990	90,545
Graco, Inc.	3,190	420,410
Greenbrier Companies, Inc.	8,580	447,876
Harsco Corp.(a)	3,730	79,262
Hillenbrand, Inc.	3,000	118,650
IDEX Corp.	4,300	551,303
ITT, Inc.	4,730	220,607
John Bean Technologies Corp.	3,935	420,652
Kennametal, Inc.	4,540	198,171
Lincoln Electric Holdings, Inc.	3,510	321,762
Lindsay Manufacturing Co.	740	67,754
Lydall, Inc.(a)	4,240	245,072
Mueller Industries, Inc.	2,650	92,088
Nordson Corp.	4,370	553,635
Oshkosh Truck Corp.	4,190	383,636
Proto Labs, Inc.(a)	1,450	126,513
SPX Corp.(a)	2,210	64,731
SPX FLOW, Inc.(a)	2,440	100,601
Standex International Corp.	870	90,089
Tennant Co.	1,080	74,898
Terex Corp.	11,030	519,623
The Timken Co.	3,850	181,528
Titan International, Inc.	2,910	28,343
Toro Co.	7,900	496,515
Trinity Industries, Inc.	15,310	497,881
Wabash National Corp.	16,710	375,975
Wabtec Corp.	4,770	364,905
Watts Water Technologies, Inc., Class A	1,620	109,188
Woodward, Inc.	4,250	328,653
		9,950,032
MARINE (0.2%)
Kirby Corp.(a)	4,280	303,238
Matson, Inc.	2,450	66,714
		369,952
MEDIA (1.1%)
Cable One, Inc.	366	259,790
Cinemark Holdings, Inc.	6,300	228,942
Gannett Company, Inc.	34,370	299,019
Live Nation, Inc.(a)	7,292	319,244
Meredith Corp.	2,540	134,620
New Media Investment Group, Inc.	17,080	272,768
Scholastic Corp.	4,590	169,555
TEGNA, Inc.	14,410	176,234
The E.W. Scripps Co., Class A(a)	2,860	49,592
The New York Times Co., Class A	5,430	103,713
Time, Inc.	18,430	213,788
Wiley (John) & Sons, Inc., Class A	2,710	148,102
World Wrestling Entertainment, Inc.	7,400	196,322
		2,571,689
METALS & MINING (1.7%)
AK Steel Holding Corp.(a)	14,030	64,398
Allegheny Technologies, Inc.(a)	5,880	148,058

	Shares	Value
Carpenter Technology Corp.	5,120	$254,925
Century Aluminum Co.(a)	17,960	251,440
Commercial Metals Co.	11,960	232,981
Compass Minerals International, Inc.	1,910	125,296
Haynes International, Inc.	940	33,539
Kaiser Aluminum Corp.	1,090	108,106
Materion Corp.	3,460	177,671
Olympic Steel, Inc.	10,730	202,582
Reliance Steel & Aluminum Co.	6,490	498,692
Royal Gold, Inc.	6,690	562,696
Steel Dynamics, Inc.	12,990	483,358
SunCoke Energy, Inc.(a)	9,110	101,030
TimkenSteel Corp.(a)	7,565	105,910
United States Steel Corp.	9,520	241,046
Worthington Industries, Inc.	4,800	218,400
		3,810,128
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.1%)
Apollo Commercial Real Estate Finance, Inc.	2,850	51,499
ARMOUR Residential REIT, Inc.	3,670	91,934
Capstead Mortgage Corp.	11,960	105,487
		248,920
MULTILINE RETAIL (0.5%)
Big Lots, Inc.	5,790	297,085
Dillard’s, Inc.	7,180	364,744
Fred’s, Inc.	21,570	95,124
J.C. Penney Company, Inc.(a)	23,760	66,528
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,770	391,580
		1,215,061
MULTI-UTILITIES (0.5%)
Avista Corp.	3,530	184,407
Black Hills Corp.	3,310	216,011
MDU Resources Group, Inc.	12,870	351,994
NorthWestern Corp.	2,970	176,062
Vectren Corp.	4,500	306,630
		1,235,104
OIL, GAS & CONSUMABLE FUELS (1.8%)
Bill Barrett Corp.(a)	2,060	10,156
Callon Petroleum Co.(a)	6,110	67,760
Carrizo Oil & Gas, Inc.(a)	5,030	88,981
Cloud Peak Energy, Inc.(a)	15,610	66,342
CONSOL Energy, Inc.(a)	10,620	171,301
Contango Oil & Gas Co.(a)	610	2,434
Denbury Resources, Inc.(a)	17,840	21,943
Energen Corp.(a)	5,880	303,996
Green Plains Renewable Energy, Inc.	11,200	206,080
Gulfport Energy Corp.(a)	8,640	118,368
HollyFrontier Corp.	16,978	627,337
Matador Resources Co.(a)	5,370	142,573
Murphy Oil Corp.	15,710	420,242
Par Pacific Holdings, Inc.(a)	3,120	65,489
PBF Energy, Inc.	17,330	502,050
PDC Energy, Inc.(a)	4,510	229,694
QEP Resources, Inc.(a)	11,960	107,042

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
REX American Resources Corp.(a)	600	$52,908
SM Energy Co.	5,960	127,127
Southwestern Energy Co.(a)	23,870	132,479
SRC Energy, Inc.(a)	11,210	106,943
World Fuel Services Corp.	9,770	271,606
WPX Energy, Inc.(a)	19,770	223,006
		4,065,857
PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Co.(a)	11,840	419,728
Clearwater Paper Corp.(a)	2,780	128,297
Deltic Timber Corp.	930	86,127
Domtar Corp.	12,240	579,197
KapStone Paper & Packaging Corp.	8,290	186,193
Louisiana-Pacific Corp.(a)	6,960	189,173
Neenah Paper, Inc.	1,050	91,140
P. H. Glatfelter & Co.	9,200	192,832
		1,872,687
PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.(a)	29,260	66,713
Edgewell Personal Care Co.(a)	3,490	226,605
Inter Parfums, Inc.	910	42,133
Medifast, Inc.	640	39,936
Nu Skin Enterprises, Inc.	2,790	177,472
		552,859
PHARMACEUTICALS (1.5%)
Akorn, Inc.(a)	9,240	300,947
Amphastar Pharmaceuticals, Inc.(a)	2,530	45,717
ANI Pharmaceuticals, Inc.(a)	3,910	227,093
Catalent, Inc.(a)	6,890	293,445
DepoMed, Inc.(a)	3,550	17,182
ENDO International PLC(a)	30,850	196,823
Heska Corp.(a)	2,850	277,875
Impax Laboratories, Inc.(a)	5,410	98,191
Innoviva, Inc.(a)	27,250	333,540
Lannett Company, Inc.(a)	1,900	37,810
Mallinckrodt PLC(a)	9,490	300,548
Nektar Therapeutics(a)	8,450	203,561
Phibro Animal Health Corp., Class A	1,250	47,063
Prestige Brands Holdings, Inc.(a)	3,260	152,894
Sucampo Pharmaceuticals, Inc.(a)	8,900	89,000
Supernus Pharmaceuticals, Inc.(a)	14,400	599,040
The Medicines Co.(a)	4,160	119,558
		3,340,287
PROFESSIONAL SERVICES (1.6%)
Exponent, Inc.	1,530	112,990
FTI Consulting, Inc.(a)	5,340	228,285
Heidrick & Struggles International, Inc.	6,560	163,016
Insperity, Inc.	4,170	395,733
Kelly Services, Inc., Class A	17,190	452,269
Korn/Ferry International, Inc.	6,160	257,673
Manpower, Inc.	6,340	781,595
Navigant Consulting, Inc.(a)	6,700	115,977
On Assignment, Inc.(a)	2,900	177,538

	Shares	Value
Resources Connection, Inc.	3,920	$61,740
The Dun & Bradstreet Corp.	2,420	282,729
TrueBlue, Inc.(a)	10,520	285,092
WageWorks, Inc.(a)	5,260	335,325
		3,649,962
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Alexander & Baldwin, Inc.	2,530	114,457
HFF, Inc., Class A	2,000	87,720
Jones Lang LaSalle, Inc.	4,294	556,030
RE/MAX Holdings, Inc.	1,200	79,800
		838,007
ROAD & RAIL (1.5%)
ArcBest Corp.	9,060	295,356
Avis Budget Group, Inc.(a)	9,010	371,663
Genesee & Wyoming, Inc., Class A(a)	3,630	260,561
Heartland Express, Inc.	2,973	63,414
Knight-Swift Transportion Holdings, Inc.	8,880	368,076
Landstar System, Inc.	3,660	361,425
Marten Transport Ltd.	3,216	63,194
Old Dominion Freight Line, Inc.	5,350	648,046
Roadrunner Transportation System, Inc.(a)	28,810	253,528
Ryder System, Inc.	5,930	480,804
Saia, Inc.(a)	1,410	91,368
Werner Enterprises, Inc.	4,580	163,277
		3,420,712
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Advanced Energy Industries, Inc.(a)	6,770	573,554
Brooks Automation, Inc.	4,680	160,945
Cabot Microelectronics Corp.	1,670	161,439
CEVA, Inc.(a)	6,380	308,154
Cirrus Logic, Inc.(a)	7,380	413,280
Cohu, Inc.	5,340	137,772
Cree, Inc.(a)	8,850	315,945
Cypress Semiconductor Corp.	15,550	246,623
Diodes, Inc.(a)	1,740	59,752
DSP Group, Inc.(a)	1,120	15,008
First Solar, Inc.(a)	12,730	697,859
Integrated Device Technology, Inc.(a)	10,590	329,031
Kopin Corp.(a)	17,940	62,969
Kulicke & Soffa Industries, Inc.(a)	4,860	110,079
MaxLinear, Inc., Class A(a)	11,860	290,214
Microsemi Corp.(a)	9,590	511,818
MKS Instruments, Inc.	8,940	971,331
Monolithic Power Systems, Inc.	4,300	523,181
Nanometrics, Inc.(a)	12,090	341,784
Power Integrations, Inc.	1,820	146,237
Rambus, Inc.(a)	11,480	168,871
Rudolph Technologies, Inc.(a)	7,210	200,078
Semtech Corp.(a)	3,380	138,749
Silicon Laboratories, Inc.(a)	2,650	251,485
SolarEdge Technologies, Inc.(a)	5,530	181,661
Synaptics, Inc.(a)	2,060	76,467
Teradyne, Inc.	10,420	446,914
Veeco Instruments, Inc.(a)	2,669	48,175

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Versum Materials, Inc.	5,750	$241,960
Xperi Corp.	8,310	191,130
		8,322,465
SOFTWARE (2.6%)
8x8, Inc.(a)	10,840	144,714
ACI Worldwide, Inc.(a)	7,770	187,102
Barracuda Networks, Inc.(a)	1,810	42,191
Blackbaud, Inc.	3,080	312,004
Bottomline Technologies, Inc.(a)	1,880	61,213
CDK Global, Inc.	8,080	513,565
CommVault Systems, Inc.(a)	3,860	200,913
Ebix, Inc.	5,340	362,853
Fair Isaac Corp.	2,790	404,996
Fortinet, Inc.(a)	8,310	327,497
Gigamon, Inc.(a)	9,700	373,450
Manhattan Associates, Inc.(a)	3,920	164,091
Microstrategy, Inc., Class A(a)	859	113,611
Monotype Imaging Holdings, Inc.	2,030	46,791
Progress Software Corp.	5,360	226,889
PTC, Inc.(a)	6,750	448,537
Qualys, Inc.(a)	7,370	389,873
Synchronoss Technologies, Inc.(a)	6,620	75,005
TiVo Corp.	23,733	430,754
Tyler Technologies, Inc.(a)	2,320	411,313
Ultimate Software Group, Inc.(a)	2,598	526,329
Vasco Data Security International, Inc.(a)	1,490	20,264
		5,783,955
SPECIALTY RETAIL (3.8%)
Aaron’s, Inc.	9,540	351,072
Abercrombie & Fitch Co., Class A	24,180	324,737
American Eagle Outfitters, Inc.	12,070	157,151
Asbury Automotive Group(a)	3,990	244,986
Ascena Retail Group, Inc.(a)	43,603	84,590
AutoNation, Inc.(a)	10,430	494,382
Barnes & Noble Education, Inc.(a)	28,420	154,889
Barnes & Noble, Inc.	16,070	112,490
Bed Bath & Beyond, Inc.	14,490	288,351
Big 5 Sporting Goods Corp.	10,420	66,167
Caleres, Inc.	6,575	179,695
Cato Corp., Class A	4,630	59,542
Chico’s FAS, Inc.	6,890	55,051
Children’s Place Retail Stores, Inc.	2,520	274,176
Dick’s Sporting Goods, Inc.	8,160	199,675
DSW, Inc.	3,800	72,770
Express, Inc.(a)	18,280	123,756
Finish Line, Inc., Class A	8,797	81,548
Five Below, Inc.(a)	9,430	521,007
Francesca’s Holdings Corp.(a)	6,930	44,837
GameStop Corp., Class A	17,870	333,990
Genesco, Inc.(a)	6,010	147,245
Group 1 Automotive, Inc.	4,550	357,494
Guess?, Inc.	16,530	267,951
Haverty Furniture Companies, Inc.	8,510	202,964
Hibbett Sports, Inc.(a)	1,700	21,760
Kirkland’s, Inc.(a)	12,460	145,782

	Shares	Value
Lithia Motors, Inc., Class A	3,560	$402,921
Lumber Liquidators Holdings, Inc.(a)	1,730	53,249
MarineMax, Inc.(a)	10,820	200,711
Michaels Companies, Inc. The(a)	5,770	112,053
Monro Muffler Brake, Inc.	2,465	121,648
Office Depot, Inc.	76,616	237,510
Rent-A-Center, Inc.	4,170	41,450
Restoration Hardware, Inc.(a)	4,950	445,104
Sally Beauty Holdings, Inc.(a)	7,800	135,018
Select Comfort Corp.(a)	2,420	78,650
Shoe Carnival, Inc.	8,160	153,163
Sonic Automotive, Inc., Class A	13,380	265,593
Tailored Brands, Inc.	2,790	43,106
The Buckle, Inc.	2,025	33,311
The Tile Shop Holdings, Inc.	7,350	62,843
Urban Outfitters, Inc.(a)	13,500	331,020
Vitamin Shoppe, Inc.(a)	10,230	47,058
Williams-Sonoma, Inc.	4,780	246,648
Zumiez, Inc.(a)	7,600	134,140
		8,513,254
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.3%)
3D Systems Corp.(a)	5,820	72,052
Cray, Inc.(a)	2,510	51,831
Diebold, Inc.	7,850	151,505
Electronics for Imaging, Inc.(a)	2,690	83,013
NCR Corp.(a)	10,000	320,900
Super Micro Computer, Inc.(a)	1,790	35,621
		714,922
TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Carter’s, Inc.	3,170	306,634
Crocs, Inc.(a)	10,120	103,224
Deckers Outdoor Corp.(a)	2,060	140,575
Fossil Group, Inc.(a)	8,330	65,640
G-III Apparel Group Ltd.(a)	9,680	245,291
Iconix Brand Group, Inc.(a)	4,950	8,118
Movado Group, Inc.	4,210	116,617
Oxford Industries, Inc.	1,280	82,688
Perry Ellis International, Inc.(a)	8,660	201,691
Skechers U.S.A., Inc., Class A(a)	13,910	444,007
Steven Madden Ltd.(a)	3,247	126,633
Unifi, Inc.(a)	3,890	148,015
Vera Bradley, Inc.(a)	2,510	18,072
Wolverine World Wide, Inc.	6,250	170,625
		2,177,830
THRIFTS & MORTGAGE FINANCE (1.3%)
Bank Mutual Corp.	8,700	92,002
BofI Holding, Inc.(a)	10,980	295,362
Dime Community Bancshares, Inc.	1,490	32,854
Homestreet, Inc.(a)	5,170	150,189
LendingTree, Inc.(a)	3,384	907,080
Meta Financial Group, Inc.	3,170	276,583
New York Community Bancorp, Inc.	22,120	277,827
Northfield Bancorp, Inc.	8,480	144,669
Northwest Bancshares, Inc.	3,450	58,202

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Oritani Financial Corp.	2,820	$47,799
Provident Financial Services, Inc.	3,730	101,456
TrustCo Bank Corp.	3,990	36,608
Walker & Dunlop, Inc.(a)	6,580	361,176
Washington Federal, Inc.	6,960	242,208
		3,024,015
TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies, Inc.	2,230	141,939
DXP Enterprises, Inc.(a)	4,120	132,128
GATX Corp.	2,550	151,495
Kaman Corp., Class A	2,920	163,345
MSC Industrial Direct Co., Inc., Class A	4,090	339,061
Now, Inc.(a)	5,560	69,611
Veritiv Corp.(a)	5,910	190,007
Watsco, Inc.	1,950	324,812
		1,512,398
WATER UTILITIES (0.3%)
American States Water Co.	2,020	108,575
Aqua America, Inc.	8,172	289,943
California Water Service Group	4,780	200,760
		599,278

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Spok Holdings, Inc.	5,780	$97,971
Telephone & Data Systems, Inc.	14,720	429,088
		527,059
TOTAL COMMON STOCKS (COST $180,175,163)		223,685,377
MONEY MARKET FUND (1.1%)
Federated Government Obligations Fund, Institutional Shares, 0.91%(b)	2,385,556	2,385,556
TOTAL MONEY MARKET FUND (COST $2,385,556)		2,385,556
TOTAL INVESTMENTS (COST $182,560,719) 100.1%		226,070,933
LIABILITIES IN EXCESS OF OTHER ASSETS -0.1%		(13,642)
NET ASSETS 100.0%		$226,057,291
(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of October 31, 2017.

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	19.4%
Canada	18.3
Japan	8.5
China	7.8
Taiwan, Province of China	6.7
Brazil	5.5
Netherlands	5.5
Germany	2.8
Hong Kong	2.7
Spain	2.7
France	2.6
Republic of Korea (South)	2.6
Mexico	2.3
Switzerland	2.2
Australia	2.1
India	2.0
Ireland (Republic of)	1.3
Chile	1.1
Italy	0.7
United States	0.6
Finland	0.4
Norway	0.3
Indonesia	0.3
South Africa	0.3
Bermuda	0.3
Luxembourg	0.3
Sweden	0.3
Jersey	0.2
Colombia	0.1
Russian Federation	0.1
Total Investments	100.0%
*	Percentages indicated are based on net assets as of October 31, 2017.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	5,060	$96,848
AIRLINES (0.4%)
LATAM Airlines Group SA, Sponsored ADR	16,310	221,490
Ryanair Holdings PLC, Sponsored ADR(a)	3,428	384,313
		605,803
AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A, ADR	8,570	467,494
AUTOMOBILES (3.4%)
Honda Motor Co., Ltd., Sponsored ADR	36,890	1,146,910
Tata Motors Ltd., Sponsored ADR(a)	6,240	204,422
Toyota Motor Corp., Sponsored ADR	28,610	3,547,640
		4,898,972
BANKS (22.0%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	124,690	1,089,791
Banco Bradesco SA, Sponsored ADR	138,349	1,462,349
Banco de Chile, Sponsored ADR	2,364	217,772
Banco Santander Central Hispano SA, Sponsored ADR	280,385	1,889,795
Banco Santander Chile SA, Sponsored ADR	7,004	219,085
Bancolombia SA, Sponsored ADR	5,590	211,022
Bank of Montreal	14,570	1,116,208
Bank of Nova Scotia	25,040	1,615,581
Barclays PLC, Sponsored ADR	70,709	695,776
Canadian Imperial Bank of Commerce	10,110	890,185
Credicorp Ltd.	1,739	364,216
HDFC Bank Ltd., Sponsored ADR	11,230	1,036,529
HSBC Holdings PLC, Sponsored ADR	81,201	3,960,173
ICICI Bank Ltd., Sponsored ADR	42,680	390,522
ING Groep N.V., Sponsored ADR	75,310	1,394,741
Itau Unibanco Banco Multiplo SA, Sponsored ADR	148,048	1,896,495
KB Financial Group, Inc., Sponsored ADR	17,000	892,670
Lloyds Banking Group PLC, Sponsored ADR	305,785	1,128,347
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	258,040	1,752,092
Mizuho Financial Group, Inc., Sponsored ADR	225,180	826,411
Royal Bank of Canada	31,700	2,477,355
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	21,118	160,286
Shinhan Financial Group Co., Ltd., Sponsored ADR	20,300	918,981
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	131,420	1,059,245
The Toronto-Dominion Bank	38,450	2,185,882
Westpac Banking Corp., Sponsored ADR	66,945	1,699,064
		31,550,573
BEVERAGES (0.8%)
Fomento Economico, Sponsored ADR	13,800	1,210,950

	Shares	Value
BIOTECHNOLOGY (1.0%)
Shire PLC, Sponsored ADR	9,319	$1,375,764
CAPITAL MARKETS (3.3%)
Brookfield Asset Management, Inc., Class A	22,568	946,502
Credit Suisse Group, Sponsored ADR	43,639	686,005
Deutsche Bank AG	40,290	655,518
Nomura Holdings, Inc., Sponsored ADR	71,390	402,640
Thomson Reuters Corp.	15,298	716,558
UBS Group AG	75,670	1,287,147
		4,694,370
CHEMICALS (1.0%)
Agrium, Inc.	4,450	484,694
Potash Corporation of Saskatchewan, Inc.	17,335	337,513
Sasol Ltd., Sponsored ADR	14,920	434,321
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,180	189,973
		1,446,501
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Waste Connections, Inc.	10,550	745,569
COMMUNICATIONS EQUIPMENT (0.7%)
Nokia Oyj, Sponsored ADR	113,670	555,846
Telefonektiebolaget LM Ericsson, Sponsored ADR	67,640	422,750
		978,596
CONSTRUCTION MATERIALS (1.0%)
CEMEX SA de CV, Sponsored ADR(a)	64,255	521,108
CRH PLC, Sponsored ADR	19,500	731,640
James Hardie Industries PLC, Sponsored ADR	12,330	189,759
		1,442,507
DIVERSIFIED CONSUMER SERVICES (0.2%)
TAL Education Group, Sponsored ADR	10,340	284,350
DIVERSIFIED FINANCIAL SERVICES (0.4%)
ORIX Corp., Sponsored ADR	6,340	544,099
DIVERSIFIED TELECOMMUNICATION SERVICES (3.9%)
BCE, Inc.	11,195	516,761
BT Group PLC, Sponsored ADR	37,690	659,952
China Telecom Corp., Ltd., Sponsored ADR	5,020	252,857
China Unicom Ltd., Sponsored ADR(a)	20,675	292,138
Chunghwa Telecom Co., Ltd., Sponsored ADR	23,565	801,681
Orange SA, Sponsored ADR	50,670	830,988
PT Telekomunikasi Indonesia, Sponsored ADR	16,150	485,146
Telecom Italia S.p.A., Sponsored ADR(a)	22,020	189,592
Telecom Italia S.p.A., Sponsored ADR	8,730	62,070
Telefonica Brasil SA, Sponsored ADR	13,870	213,598
Telefonica SA, Sponsored ADR	86,463	900,080
TELUS Corp.	9,430	341,555
		5,546,418

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (0.9%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	$50,517
CPFL Energia SA, Sponsored ADR	21,211	355,284
Enersis SA, Sponsored ADR	40,290	427,074
Korea Electric Power Corp., Sponsored ADR	29,310	516,442
		1,349,317
ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR	45,040	1,176,895
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Kyocera Corp., Sponsored ADR	10,310	688,708
LG Display Co., Ltd., Sponsored ADR	14,860	193,031
		881,739
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	5,810	158,323
FOOD PRODUCTS (0.3%)
BRF-Brasil Foods SA, Sponsored ADR(a)	31,720	427,268
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Smith & Nephew PLC, Sponsored ADR	21,010	803,843
HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care AG & Co., Sponsored ADR	17,060	825,363
HOTELS, RESTAURANTS & LEISURE (1.0%)
Carnival PLC, Sponsored ADR	7,180	479,193
Intercontinental Hotels Group PLC, Sponsored ADR	8,931	496,474
Restaurant Brands International, Inc.	7,265	469,247
		1,444,914
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.2%)
Empresa Nacional de Electricidad SA, Sponsored ADR	9,140	236,726
INDUSTRIAL CONGLOMERATES (0.7%)
Koninklijke Royal Philips Electronics N.V., Sponsored NY Shares	25,574	1,043,163
INSURANCE (3.0%)
Aegon N.V., Sponsored NY Shares	30,138	176,910
China Life Insurance Co., Ltd., Sponsored ADR	72,120	1,202,241
Manulife Financial Corp.	44,350	891,435
Prudential PLC, Sponsored ADR	28,080	1,376,762
Sun Life Financial, Inc.	18,240	710,083
		4,357,431
INTERNET & DIRECT MARKETING RETAIL (1.0%)
Ctrip.com International Ltd., Sponsored ADR(a)	12,710	608,682
JD.com, Inc., Sponsored ADR(a)	22,240	834,445
		1,443,127

	Shares	Value
INTERNET SOFTWARE & SERVICES (5.3%)
58.com, Inc., Sponsored ADR(a)	3,010	$202,181
Alibaba Group Holding Ltd., Sponsored ADR(a)	29,120	5,383,997
Baidu, Inc., Sponsored ADR(a)	7,384	1,801,253
Weibo Corp., Sponsored ADR(a)	1,880	174,182
		7,561,613
IT SERVICES (1.2%)
CGI Group, Inc., Class A(a)	9,580	509,081
Infosys Technologies Ltd., Sponsored ADR	61,940	919,809
Wipro Ltd., Sponsored ADR	62,360	334,250
		1,763,140
LIFE SCIENCES TOOLS & SERVICES (0.5%)
QIAGEN N.V.(a)	21,644	732,866
MEDIA (1.2%)
Grupo Televisa SA, Sponsored ADR	25,360	555,130
Pearson PLC, Sponsored ADR	21,180	196,550
Shaw Communications, Inc., Class B	19,140	437,158
WPP PLC, Sponsored ADR	6,690	590,660
		1,779,498
METALS & MINING (5.6%)
Agnico-Eagle Mines Ltd.	6,420	286,525
Arcelor Mittal, Class A, Sponsored NY Shares(a)	10,393	297,240
Barrick Gold Corp., ADR	25,590	369,775
BHP Billiton Ltd., Sponsored ADR	31,030	1,271,609
BHP Billiton PLC, Sponsored ADR	19,840	720,589
Franco Nevada Corp.	5,310	421,826
Gerdau SA, Sponsored ADR	7,250	23,998
Goldcorp, Inc.	17,957	234,518
Kinross Gold Corp.(a)	19,510	77,065
POSCO, Sponsored ADR	13,460	982,311
Randgold Resources Ltd., Sponsored ADR	2,740	269,260
Rio Tinto PLC, Sponsored ADR	22,992	1,102,007
Southern Copper Corp.	2,493	107,074
Teck Resources Ltd.	8,403	171,757
Vale SA, Sponsored ADR	126,470	1,238,141
Vedanta, Ltd., Sponsored ADR	8,520	175,512
Wheaton Precious Metals Corp.	10,880	225,651
		7,974,858
MULTI-UTILITIES (0.9%)
National Grid PLC, Sponsored ADR	21,429	1,308,240
OIL, GAS & CONSUMABLE FUELS (15.7%)
BP PLC, Sponsored ADR	68,682	2,793,297
Cameco Corp.	7,730	62,922
Canadian Natural Resources Ltd.	20,260	707,074
Cenovus Energy, Inc.	15,050	146,286
China Petroleum & Chemical Corp., Sponsored ADR	12,066	888,540
CNOOC Ltd., Sponsored ADR	7,040	962,368
Crescent Point Energy Corp.	6,910	56,869
Ecopetrol SA, Sponsored ADR	3,830	42,475

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Enbridge, Inc.	35,950	$1,382,637
Encana Corp.	13,890	162,513
ENI S.p.A., Sponsored ADR	27,640	902,446
Imperial Oil Ltd.	7,320	237,022
Pembina Pipeline Corp.	11,910	393,864
PetroChina Co., Ltd., Sponsored ADR	10,605	694,628
Petroleo Brasileiro SA, Sponsored ADR(a)	89,580	918,195
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	68,020	724,413
Royal Dutch Shell PLC, Sponsored ADR	48,745	3,072,397
Royal Dutch Shell PLC, Class B, Sponsored ADR	33,200	2,169,952
Statoil ASA, Sponsored ADR	23,807	483,520
Suncor Energy, Inc.	36,428	1,237,095
Total SA, Sponsored ADR	51,890	2,891,311
TransCanada Corp.	21,580	1,024,618
Ultrapar Participacoes SA, Sponsored ADR	22,110	528,208
		22,482,650
PERSONAL PRODUCTS (3.1%)
Unilever N.V., Sponsored NY Shares	43,420	2,516,623
Unilever PLC, Sponsored ADR	34,144	1,934,258
		4,450,881
PHARMACEUTICALS (0.1%)
Valeant Pharmaceuticals International, Inc.(a)	10,028	117,227
PROFESSIONAL SERVICES (1.1%)
RELX N.V., Sponsored ADR	31,005	700,713
RELX PLC, Sponsored ADR	38,858	908,889
		1,609,602
ROAD & RAIL (1.4%)
Canadian National Railway Co.	16,910	1,361,086
Canadian Pacific Railway Ltd.	170	29,485
Canadian Pacific Railway Ltd.	3,592	622,996
		2,013,567
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.7%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	44,060	271,410
ASML Holding N.V., Sponsored NY Shares	9,377	1,694,893
STMicroelectronics N.V., Sponsored NY Shares	14,260	336,108
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	165,758	7,016,536
United Microelectronics Corp., Sponsored ADR	118,280	307,528
		9,626,475

	Shares	Value
SOFTWARE (1.8%)
SAP AG, Sponsored ADR	22,620	$2,583,204
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.0%)
BlackBerry Ltd.(a)	12,850	140,579
CANON, Inc., Sponsored ADR	33,460	1,263,115
		1,403,694
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.	9,340	285,804
WIRELESS TELECOMMUNICATION SERVICES (4.9%)
America Movil SA, Sponsored ADR	58,200	996,384
China Mobile Ltd., Sponsored ADR	50,340	2,539,653
Mobile TeleSystems PJSC, Sponsored ADR	14,020	148,752
NTT DOCOMO, Inc., Sponsored ADR	32,140	781,323
Rogers Communications, Inc., Class B	11,600	602,040
SK Telecom Co., Ltd., Sponsored ADR	12,620	329,887
Vodafone Group PLC, Sponsored ADR	55,719	1,614,737
		7,012,776
TOTAL COMMON STOCKS (COST $128,078,282)		142,743,018
MONEY MARKET FUND (0.5%)
Federated Government Obligations Fund, Institutional Shares, 0.91%(b)	680,381	680,381
TOTAL MONEY MARKET FUND (COST $680,381)		680,381
TOTAL INVESTMENTS (COST $128,758,663) 100.0%		143,423,399
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		108,954
NET ASSETS 100.0%		$143,532,353
(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of October 31, 2017.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	17.1%
U.S. Government Agencies	10.0
U.S. Government Agency Mortgage-Backed Obligations	3.0
Municipal Bonds	1.1
Banks	6.6
Biotechnology	4.8
Food Products	4.5
Consumer Finance	4.4
Chemicals	3.8
Money Market Funds	3.5
Capital Markets	2.9
Insurance	2.9
Electric Utilities	2.8
Semiconductors & Semiconductor Equipment	2.6
Specialty Retail	2.6
Diversified Telecommunication Services	2.3
Beverages	2.2
Software	2.2
Oil, Gas & Consumable Fuels	2.0
Aerospace & Defense	1.9
Industrial Conglomerates	1.9
Air Freight & Logistics	1.6
Multiline Retail	1.6
Food & Staples Retailing	1.5
Road & Rail	1.3
Electronic Equipment, Instruments & Components	1.1
Technology Hardware, Storage & Peripherals	1.0
Machinery	0.9
Household Durables	0.6
Hotels, Restaurants & Leisure	0.6
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	0.6
IT Services	0.6
Pharmaceuticals	0.5
Diversified Consumer Services	0.3
Communications Equipment	0.3
Mortgage-Backed Securities – Financial Services	0.3
Equity Real Estate Investment Trusts	0.2
Commercial Services & Supplies	0.2
Internet Software & Services	0.2
Total Investments	99.1%
*	Percentages indicated are based on net assets as of October 31, 2017.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (63.1%)
AEROSPACE & DEFENSE (1.9%)
Alcoa, Inc., 5.87%, 2/23/22	$2,000,000	$2,185,000
United Technologies Corp., 3.10%, 6/1/22	1,000,000	1,026,317
		3,211,317
AIR FREIGHT & LOGISTICS (1.6%)
FedEx Corp., 4.00%, 1/15/24	1,000,000	1,071,375
United Parcel Service, Inc., 5.50%, 1/15/18	1,500,000	1,512,032
		2,583,407
BANKS (6.4%)
Bank of America Corp., 5.63%, 7/1/20	1,500,000	1,627,736
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,280,284
HSBC Bank USA, NA, 4.88%, 8/24/20	2,000,000	2,142,126
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,130,198
KeyCorp, 5.10%, 3/24/21	2,000,000	2,178,512
Manufacturers & Traders Trust Co., 1.96% (US0003M + 64 bps), 12/1/21, (Callable 12/7/17 @ 100)	1,150,000	1,141,429
		10,500,285
BEVERAGES (2.2%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,547,081
BIOTECHNOLOGY (4.8%)
Abbvie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,607,398
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	4,000,000	4,208,044
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,039,717
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,078,747
		7,933,906
CAPITAL MARKETS (2.9%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,328,309
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,753,990
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,655,287
		4,737,586
CHEMICALS (3.8%)
Dow Chemical Co., 4.25%, 11/15/20, (Callable 8/15/20 @ 100)	3,000,000	3,147,710
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,044,864
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	2,000,000	2,123,186
		6,315,760
COMMUNICATIONS EQUIPMENT (0.3%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	527,585
CONSUMER FINANCE (4.4%)
American Express Co., 7.00%, 3/19/18	2,000,000	2,040,550
Capital One Financial Corp., 4.75%, 7/15/21	2,000,000	2,155,777
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,012,827
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,016,256
		7,225,410
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	429,799
DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc., 4.45%, 5/15/21	1,500,000	1,605,622
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,150,847
		3,756,469

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
ELECTRIC UTILITIES (2.8%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	$1,154,000	$1,211,133
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20, (Callable 7/1/20 @ 100)	1,500,000	1,571,035
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	829,868
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,013,936
		4,625,972
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.1%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,038,740
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	804,205
		1,842,945
FOOD & STAPLES RETAILING (1.5%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,056,472
Walgreen Co., 5.25%, 1/15/19	260,000	269,893
Wal-Mart Stores, Inc., 4.25%, 4/15/21	1,000,000	1,071,972
		2,398,337
FOOD PRODUCTS (4.5%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,547,833
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,572,224
JM Smucker Co. (The), 3.50%, 10/15/21	500,000	518,873
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,605,054
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,157,144
		7,401,128
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,058,065
HEALTH CARE PROVIDERS & SERVICES (0.6%)
Express Scripts Holding Co., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,062,334
HOTELS, RESTAURANTS & LEISURE (0.6%)
McDonald’s Corp., 2.63%, 1/15/22	1,000,000	1,010,068
HOUSEHOLD DURABLES (0.6%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,048,238
INDUSTRIAL CONGLOMERATES (1.9%)
General Electric Capital Corp., 4.38%, 9/16/20	1,000,000	1,065,192
Honeywell International Inc., 4.25%, 3/1/21	2,000,000	2,133,748
		3,198,940
INSURANCE (2.6%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,052,081
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,078,108
Prudential Financial, Inc., 5.87% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)	2,000,000	2,210,000
		4,340,189
IT SERVICES (0.6%)
Visa, Inc., 3.15%, 12/14/25, (Callable 9/14/25 @ 100)	1,000,000	1,022,071
MACHINERY (0.7%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,058,659
MORTGAGE-BACKED SECURITIES – FINANCIAL SERVICES (0.3%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 1/25/19 @ 100)(a)	511,644	521,920
MULTILINE RETAIL (1.6%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,558,383

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS (2.0%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	$724,000	$735,301
Gulf South Pipeline Company LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,555,468
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,031,157
		3,321,926
PHARMACEUTICALS (0.5%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	892,188
ROAD & RAIL (1.3%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	2,000,000	2,157,595
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,364,544
SOFTWARE (2.2%)
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	2,020,702
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,580,841
		3,601,543
SPECIALTY RETAIL (2.6%)
Lowe’s Companies, Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,051,629
The Home Depot, Inc., 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,122,658
The Home Depot, Inc., 4.40%, 4/1/21, (Callable 1/1/21 @ 100)	1,000,000	1,074,838
		4,249,125
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.0%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,049,965
Xerox Corp., 6.35%, 5/15/18	532,000	544,269
		1,594,234
TOTAL CORPORATE BONDS (COST $103,140,145)		104,097,009
MUNICIPAL BONDS (1.1%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	478,080
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	158,586
The City of New York, GO, 5.68%, 10/1/34, (Callable 10/1/19 @ 100)	1,000,000	1,067,240
TOTAL MUNICIPAL BONDS (COST $1,712,229)		1,703,906
U.S. GOVERNMENT AGENCIES (10.0%)
Federal Farm Credit Bank
1.08%, 8/15/19	1,000,000	989,236
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	1,998,870
1.50%, 5/23/22(a)(b)	1,000,000	998,633
1.62%, 6/29/22(a)	1,000,000	993,526
1.75%, 12/14/18	1,000,000	1,002,515
3.50%, 7/29/21	2,000,000	2,113,237
4.75%, 6/8/18	2,000,000	2,039,386
		9,146,167
Federal Home Loan Mortgage Corp.
1.37%, 3/29/22(a)(b)	1,000,000	998,779
2.00%, 8/17/21(a)(b)	1,000,000	997,129
2.25%, 2/28/22	1,000,000	997,945
3.75%, 3/27/19	1,500,000	1,545,545
		4,539,398

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
Federal National Mortgage Association
1.51%, 9/30/21	$1,000,000	$975,637
1.53%, 4/12/22	1,000,000	964,662
		1,940,299
TOTAL U.S. GOVERNMENT AGENCIES (COST $16,649,458)		16,615,100
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (3.0%)
Federal Home Loan Mortgage Corp.
3.01% (H15T1Y + 225 bps), 5/1/36	73,316	77,427
3.30% (US0012M + 179 bps), 10/1/37	79,657	83,827
4.00%, 12/15/25	2,500,000	2,669,732
5.00%, 7/15/19	5,230	5,246
5.00%, 11/1/37	20,393	21,831
6.00%, 3/1/38	46,051	51,819
		2,909,882
Federal National Mortgage Association
1.66% (LIBOR01M + 42 bps), 11/25/36	131,084	131,370
3.13% (H15T1Y + 213 bps), 7/1/36	33,619	33,626
3.70% (US0012M + 182 bps), 5/1/36	172,054	181,789
3.78% (US0012M + 204 bps), 10/1/36	18,829	18,859
5.00%, 1/1/35	36,423	39,071
5.50%, 9/1/36	10,869	11,158
6.00%, 6/1/36	228,926	242,864
6.00%, 9/1/36	87,288	95,732
6.00%, 5/1/37	34,019	37,344
		791,813
Government National Mortgage Association
2.38% (H15T1Y + 150 bps), 1/20/39	71,101	72,023
4.25%, 10/20/38	202,021	207,668
4.50%, 8/20/38	125,528	131,283
4.50%, 5/20/39	364,366	373,366
4.50%, 6/15/40	238,050	254,212
5.00%, 5/20/40	112,618	119,381
5.50%, 12/20/38	18,392	19,256
6.00%, 6/15/37	48,404	54,420
6.00%, 10/15/37	50,870	57,193
6.50%, 10/20/38	14,448	15,259
		1,304,061
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $4,727,883)		5,005,756
U.S. TREASURY OBLIGATIONS (17.1%)
U.S. Treasury Notes
0.38%, 1/15/27	1,016,390	1,002,673
1.38%, 2/28/19	3,000,000	2,994,492
1.50%, 12/31/18	2,500,000	2,499,609
1.63%, 11/15/22	4,150,000	4,072,025
2.00%, 11/30/20	2,500,000	2,518,164
2.00%, 11/15/21	5,000,000	5,022,656
2.00%, 2/15/22	7,000,000	7,021,329
3.13%, 5/15/19	3,000,000	3,071,836
TOTAL U.S. TREASURY OBLIGATIONS (COST $28,084,302)		28,202,784

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD SELECT BOND FUND

	Shares	Value
PREFERRED STOCKS (1.3%)
BANKS (0.2%)
JPMorgan Chase & Co. – Preferred	15,000	$403,200
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Pitney Bowes, Inc. – Preferred	15,000	385,650
EQUITY REAL ESTATE INVESTMENT TRUSTS (0.2%)
Public Storage – Preferred	15,000	378,300
INSURANCE (0.3%)
Torchmark Corp. – Preferred	15,000	407,850
INTERNET SOFTWARE & SERVICES (0.2%)
eBay, Inc. – Preferred	15,000	406,200
MACHINERY (0.2%)
Stanley Black & Decker, Inc. – Preferred	15,000	380,700
TOTAL PREFERRED STOCKS (COST $2,362,372)		2,361,900
MONEY MARKET FUND (3.5%)
Federated Government Obligations Fund, Institutional Shares, 0.91%(c)	5,750,507	5,750,507
TOTAL MONEY MARKET FUND (COST $5,750,507)		5,750,507
TOTAL INVESTMENTS (COST $162,426,896) 99.1%		163,736,962
OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%		1,451,000
NET ASSETS 100.0%		$165,187,962
(a)	The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate shown represents the rate as of October 31, 2017.
(b)	Step bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of October 31, 2017.
(c)	Variable rate money market investment. The rate shown represents the rate as of October 31, 2017.

GO – General Obligation

H15T1Y – 1 Year Treasury Constant Maturity Rate

LIBOR01M – 1 Month US Dollar LIBOR

LLC – Limited Liability Company

LP – Limited Partnership

US0003M – 3 Month US Dollar LIBOR

US0012M – 12 Month US Dollar LIBOR

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	59.4%
Canada	13.9
United Kingdom	6.6
Japan	5.0
Taiwan, Province of China	4.0
Netherlands	2.6
Switzerland	2.5
Chile	2.3
Luxembourg	1.5
Republic of Korea (South)	1.2
Ireland (Republic of)	1.0
Total Investments	100.0%
*	Percentages indicated are based on net assets as of October 31, 2017.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.7%)
AEROSPACE & DEFENSE (4.1%)
Lockheed Martin Corp.	16,130	$4,970,621
Raytheon Co.	35,316	6,363,943
		11,334,564
AUTO COMPONENTS (1.7%)
Magna International, Inc., Class A, ADR	84,106	4,587,982
AUTOMOBILES (1.7%)
Toyota Motor Corp., Sponsored ADR	36,975	4,584,900
BANKS (11.8%)
Banco Santander Chile SA, Sponsored ADR	200,591	6,274,487
Bank of Nova Scotia	67,864	4,378,585
Canadian Imperial Bank of Commerce	53,642	4,723,178
Mizuho Financial Group, Inc., Sponsored ADR	838,082	3,075,761
People’s United Financial, Inc.	178,337	3,327,768
Royal Bank of Canada	57,701	4,509,333
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	742,699	5,986,154
		32,275,266
BEVERAGES (2.2%)
PepsiCo, Inc.	53,577	5,905,793
BIOTECHNOLOGY (3.1%)
AbbVie, Inc.	41,545	3,749,436
Amgen, Inc.	26,798	4,695,546
		8,444,982
CAPITAL MARKETS (3.9%)
Thomson Reuters Corp.	80,707	3,780,316
UBS Group AG	407,123	6,925,162
		10,705,478
CHEMICALS (2.1%)
DowDuPont, Inc.(a)	52,057	3,764,242
RPM International, Inc.	37,282	1,988,249
		5,752,491
COMMUNICATIONS EQUIPMENT (1.6%)
Cisco Systems, Inc.	131,030	4,474,674
DISTRIBUTORS (1.2%)
Genuine Parts Co.	37,951	3,348,417
DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
BCE, Inc.	76,301	3,522,054
TELUS Corp.	112,795	4,085,435
		7,607,489
ELECTRIC UTILITIES (1.2%)
Korea Electric Power Corp., Sponsored ADR	192,057	3,384,044

	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.9%)
Camden Property Trust	23,320	$2,127,717
EPR Properties	42,497	2,939,943
LTC Properties, Inc.	60,630	2,819,901
		7,887,561
FOOD & STAPLES RETAILING (0.9%)
Wal-Mart Stores, Inc.	28,470	2,485,716
FOOD PRODUCTS (1.2%)
General Mills, Inc.	61,781	3,207,669
HEALTH CARE EQUIPMENT & SUPPLIES (5.9%)
Medtronic PLC	63,904	5,145,550
ResMed, Inc.	52,400	4,411,032
Smith & Nephew PLC, Sponsored ADR	168,901	6,462,152
		16,018,734
HEALTH CARE PROVIDERS & SERVICES (3.5%)
HealthSouth Corp.	77,228	3,563,300
Quest Diagnostics, Inc.	63,781	5,981,382
		9,544,682
HOTELS, RESTAURANTS & LEISURE (4.9%)
Carnival PLC, Sponsored ADR	41,235	2,752,024
Dunkin’ Brands Group, Inc.	56,460	3,335,092
McDonald’s Corp.	44,547	7,435,340
		13,522,456
HOUSEHOLD DURABLES (0.8%)
Tupperware Corp.	38,914	2,286,197
HOUSEHOLD PRODUCTS (1.7%)
Clorox Co.	15,281	1,933,505
Procter & Gamble Co.	31,068	2,682,411
		4,615,916
INDUSTRIAL CONGLOMERATES (2.3%)
3M Co.	26,822	6,174,156
IT SERVICES (3.9%)
Automatic Data Processing, Inc.	52,907	6,150,968
International Business Machines Corp.	28,876	4,448,636
		10,599,604
MEDIA (1.0%)
WPP PLC, Sponsored ADR	31,439	2,775,749
METALS & MINING (1.5%)
Ternium SA, Sponsored ADR	132,676	4,114,283
MULTI-UTILITIES (2.1%)
National Grid PLC, Sponsored ADR	50,227	3,066,359
WEC Energy Group	41,198	2,776,333
		5,842,692
OIL, GAS & CONSUMABLE FUELS (4.5%)
Pembina Pipeline Corp.	136,161	4,502,845
Valero Energy Corp.	99,625	7,859,416
		12,362,261

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2017 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
PERSONAL PRODUCTS (2.6%)
Unilever N.V., Sponsored NY Shares	122,851	$7,120,444
PROFESSIONAL SERVICES (2.1%)
RELX PLC, Sponsored ADR	250,295	5,854,400
ROAD & RAIL (1.4%)
Canadian National Railway Co.	47,797	3,847,181
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (10.2%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	689,368	4,246,507
Analog Devices, Inc.	51,963	4,744,222
Intel Corp.	129,645	5,897,551
KLA-Tencor Corp.	43,512	4,738,022
QUALCOMM, Inc.	31,653	1,614,619
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	160,999	6,815,088
		28,056,009
SOFTWARE (3.1%)
Microsoft Corp.	101,493	8,442,188
SPECIALTY RETAIL (2.6%)
Home Depot, Inc.	43,549	7,219,553

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.2%)
Apple Computer, Inc.	51,669	$8,734,128
TOTAL COMMON STOCKS (COST $222,583,223)		273,117,659
MONEY MARKET FUND (0.3%)
Federated Government Obligations Fund, Institutional Shares, 0.91%(b)	698,130	698,130
TOTAL MONEY MARKET FUND (COST $698,130)		698,130
TOTAL INVESTMENTS (COST $223,281,353) 100.0%		273,815,789
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		207,871
NET ASSETS 100.0%		$274,023,660
(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of October 31, 2017.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2017 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $316,499,178, $182,560,719, $128,758,663, $162,426,896 and $223,281,353, respectively)	$384,832,584	$226,070,933	$143,423,399	$163,736,962	$273,815,789
Cash	—	—	24,166	—	—
Interest and dividend receivable	278,116	70,071	155,942	1,485,131	301,160
Receivable for investments sold	—	—	—	467	—
Receivable for capital shares issued	61,866	32,524	18,257	78,106	306,735
Reclaims receivable	—	—	6,911	—	—
Prepaid expenses and other assets	73,328	46,211	31,487	36,522	37,079
Total assets	385,245,894	226,219,739	143,660,162	165,337,188	274,460,763
Liabilities:
Payable for capital shares redeemed	105,580	35,977	43,652	58,292	226,705
Accrued expenses and other payables:
Investment advisory fees	48,616	28,515	36,395	34,969	68,377
Consulting service fees	19,207	11,472	6,767	8,492	13,710
Compliance service fees	6,987	4,118	2,573	3,039	4,935
Compliance officer fees	1,189	246	44	168	286
Administration fees	15,989	9,605	5,673	7,135	11,504
Distribution fees – Individual Class	10,269	15,667	4,275	2,421	13,089
Administrative services fees – Individual Class	4,842	23,574	1,778	1,002	5,459
Administrative services fees – Institutional Class	66,832	5,244	3,489	9,323	58,667
Fund accounting fees	18,916	10,893	6,652	8,049	13,005
Transfer agent fees	3,078	2,748	1,056	1,423	2,242
Custodian fees	1,680	1,865	1,173	1,520	2,195
Directors fees	3,742	3,363	2,149	2,923	3,914
Other accrued liabilities	7,975	9,161	12,133	10,470	13,015
Total liabilities	314,902	162,448	127,809	149,226	437,103
Net Assets	$384,930,992	$226,057,291	$143,532,353	$165,187,962	$274,023,660
Composition of Net Assets:
Capital (par value and paid-in surplus)	320,633,445	167,547,086	137,827,308	166,536,789	209,161,647
Accumulated undistributed/(distributions in excess of) net investment income	377,912	408,561	(3,496)	465,816	347,087
Accumulated net realized gain/(loss) from investment transactions	(4,413,771)	14,591,430	(8,956,193)	(3,124,709)	13,980,490
Unrealized appreciation from investments	68,333,406	43,510,214	14,664,734	1,310,066	50,534,436
Net Assets	$384,930,992	$226,057,291	$143,532,353	$165,187,962	$274,023,660
Individual Class
Net Assets	$48,338,226	$74,724,786	$20,265,809	$11,352,869	$62,324,748
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	1,203,207	4,533,168	897,660	461,363	1,841,113
Net asset value, offering and redemption price per share	$40.17	$16.48	$22.58	$24.61	$33.85
Institutional Class
Net Assets	$336,592,766	$151,332,505	$123,266,544	$153,835,093	$211,698,912
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	8,417,900	9,058,007	5,443,955	6,280,561	6,239,790
Net asset value, offering and redemption price per share	$39.99	$16.71	$22.64	$24.49	$33.93

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2017 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$2,048,339	$—
Dividend (net of foreign withholding tax of $50, $578, $106,586, $0 and $111,650, respectively)	3,625,626	1,649,936	2,434,810	26,337	4,058,256
Total investment income	3,625,626	1,649,936	2,434,810	2,074,676	4,058,256
Expenses:
Investment advisory fees	283,424	157,472	210,523	203,220	389,232
Consulting service fees	112,670	62,588	41,840	48,473	77,368
Compliance service fees	40,815	22,675	15,158	17,559	28,027
Compliance officer fees	8,246	5,366	3,278	3,866	6,064
Administration fees	94,124	52,290	34,955	40,494	64,633
Distribution fees – Individual Class	59,409	87,385	24,282	13,863	76,113
Administrative services fees – Individual Class	23,763	34,953	9,713	5,545	30,445
Administrative services fees – Institutional Class	110,673	25,210	18,743	32,570	92,346
Fund accounting fees	113,970	74,155	43,040	56,272	75,494
Transfer agent fees	33,288	37,234	12,036	14,362	25,139
Custodian fees	20,043	13,009	8,060	9,235	14,528
Directors fees	43,108	27,690	17,049	20,426	31,088
Professional fees	43,104	28,751	17,731	20,272	30,305
Printing fees	21,561	17,651	7,967	9,056	9,847
Class Action settlement fees	25,358	6,475	409	—	—
Miscellaneous fees	38,036	41,919	36,168	37,119	47,715
Total expenses	1,071,592	694,823	500,952	532,332	998,344
Net investment income	2,554,034	955,113	1,933,858	1,542,344	3,059,912
Realized and unrealized gain/(loss) from investment transactions:
Net realized gains from investment transactions and foreign currency translations	3,787,629	2,761,933	1,490,517	22,929	12,846,560
Change in unrealized appreciation on investment transactions and foreign currency translations	27,677,233	10,957,582	12,576,222	170,903	10,183,333
Net realized and unrealized gains from investment transactions and foreign currency translations	31,464,862	13,719,515	14,066,739	193,832	23,029,893
Change in net assets resulting from operations	$34,018,896	$14,674,628	$16,000,597	$1,736,176	$26,089,805

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
	(Unaudited)
Change in net assets from operations:
Net investment income	$2,554,034	$4,499,853
Net realized gains from investment transactions	3,787,629	3,639,881
Net change in unrealized appreciation on investments	27,677,233	41,868,689
Change in net assets resulting from operations	34,018,896	50,008,423
Distributions to shareholders from:
Net investment income:
Individual Class	(222,702)	(577,869)
Institutional Class	(1,982,908)	(3,780,550)
Change in net assets from shareholder distributions	(2,205,610)	(4,358,419)
Capital Transactions:
Individual Class
Proceeds from shares issued	$4,761,070	$18,316,505
Dividends reinvested	212,816	558,836
Cost of shares redeemed	(7,726,917)	(31,241,562)
Change in Individual Class from capital transactions	(2,753,031)	(12,366,221)
Institutional Class
Proceeds from shares issued	25,228,629	69,192,513
Dividends reinvested	1,939,032	3,703,760
Cost of shares redeemed	(37,579,242)	(45,350,877)
Change in Institutional Class from capital transactions	(10,411,581)	27,545,396
Change in net assets from capital transactions	$(13,164,612)	$15,179,175
Change in net assets	18,648,674	60,829,179
Net Assets:
Beginning of period	366,282,318	305,453,139
End of period	$384,930,992	$366,282,318
Accumulated undistributed net investment income	$377,912	$29,488
Share Transactions:
Individual Class
Issued	125,021	540,347
Reinvested	5,542	15,967
Redeemed	(202,766)	(898,149)
Change in Individual Class	(72,203)	(341,835)
Institutional Class
Issued	663,948	2,007,412
Reinvested	50,815	106,585
Redeemed	(991,048)	(1,318,934)
Change in Institutional Class	(276,285)	795,063

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
	(Unaudited)
Change in net assets from operations:
Net investment income	$955,113	$1,099,488
Net realized gains from investment transactions	2,761,933	13,717,563
Net change in unrealized appreciation on investments	10,957,582	18,757,152
Change in net assets resulting from operations	14,674,628	33,574,203
Distributions to shareholders from:
Net investment income:
Individual Class	(112,483)	(308,528)
Institutional Class	(434,069)	(847,768)
Net realized gains:
Individual Class	—	(1,943,712)
Institutional Class	—	(3,396,019)
Change in net assets from shareholder distributions	(546,552)	(6,496,027)
Capital Transactions:
Individual Class
Proceeds from shares issued	$9,764,737	$14,007,189
Dividends reinvested	107,844	2,135,172
Cost of shares redeemed	(8,787,330)	(12,082,225)
Change in Individual Class from capital transactions	1,085,251	4,060,136
Institutional Class
Proceeds from shares issued	18,834,998	27,875,689
Dividends reinvested	409,372	4,028,033
Cost of shares redeemed	(8,117,887)	(20,366,387)
Change in Institutional Class from capital transactions	11,126,483	11,537,335
Change in net assets from capital transactions	$12,211,734	$15,597,471
Change in net assets	26,339,810	42,675,647
Net Assets:
Beginning of period	199,717,481	157,041,834
End of period	$226,057,291	$199,717,481
Accumulated undistributed net investment income	$408,561	$—
Share Transactions:
Individual Class
Issued	628,139	966,187
Reinvested	6,910	141,811
Redeemed	(570,583)	(820,623)
Change in Individual Class	64,466	287,375
Institutional Class
Issued	1,192,281	1,886,665
Reinvested	25,914	264,942
Redeemed	(513,317)	(1,363,827)
Change in Institutional Class	704,878	787,780

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,933,858	$2,650,694
Net realized gains/(losses) from investment transactions	1,490,517	(422,661)
Net change in unrealized appreciation on investments	12,576,222	11,766,193
Change in net assets resulting from operations	16,000,597	13,994,226
Distributions to shareholders from:
Net investment income:
Individual Class	(278,721)	(320,253)
Institutional Class	(1,918,707)	(2,341,926)
Change in net assets from shareholder distributions	(2,197,428)	(2,662,179)
Capital Transactions:
Individual Class
Proceeds from shares issued	$2,252,991	$3,546,543
Dividends reinvested	270,746	314,856
Cost of shares redeemed	(2,076,567)	(3,760,949)
Change in Individual Class from capital transactions	447,170	100,450
Institutional Class
Proceeds from shares issued	7,513,333	17,478,991
Dividends reinvested	1,865,461	2,307,212
Cost of shares redeemed	(12,598,991)	(19,174,931)
Change in Institutional Class from capital transactions	(3,220,197)	611,272
Change in net assets from capital transactions	$(2,773,027)	$711,722
Change in net assets	11,030,142	12,043,769
Net Assets:
Beginning of period	132,502,211	120,458,442
End of period	$143,532,353	$132,502,211
Accumulated undistributed/(distributions in excess of) net investment income	$(3,496)	$260,074
Share Transactions:
Individual Class
Issued	104,497	183,011
Reinvested	12,669	17,109
Redeemed	(95,950)	(195,809)
Change in Individual Class	21,216	4,311
Institutional Class
Issued	349,585	896,296
Reinvested	86,995	124,658
Redeemed	(579,945)	(1,004,074)
Change in Institutional Class	(143,365)	16,880

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,542,344	$3,099,891
Net realized gains/(losses) from investment transactions	22,929	(592,204)
Net change in unrealized appreciation/(depreciation) on investments	170,903	(1,769,554)
Change in net assets resulting from operations	1,736,176	738,133
Distributions to shareholders from:
Net investment income:
Individual Class	(93,358)	(202,334)
Institutional Class	(1,492,137)	(2,963,399)
Change in net assets from shareholder distributions	(1,585,495)	(3,165,733)
Capital Transactions:
Individual Class
Proceeds from shares issued	$1,133,482	$1,166,006
Dividends reinvested	92,805	201,988
Cost of shares redeemed	(544,898)	(2,236,810)
Change in Individual Class from capital transactions	681,389	(868,816)
Institutional Class
Proceeds from shares issued	9,824,568	20,189,593
Dividends reinvested	1,491,949	2,963,204
Cost of shares redeemed	(5,577,386)	(11,461,977)
Change in Institutional Class from capital transactions	5,739,131	11,690,820
Change in net assets from capital transactions	$6,420,520	$10,822,004
Change in net assets	6,571,201	8,394,404
Net Assets:
Beginning of period	158,616,761	150,222,357
End of period	$165,187,962	$158,616,761
Accumulated undistributed net investment income	$465,816	$508,967
Share Transactions:
Individual Class
Issued	45,934	47,145
Reinvested	3,766	8,198
Redeemed	(22,097)	(90,596)
Change in Individual Class	27,603	(35,253)
Institutional Class
Issued	400,645	823,320
Reinvested	60,857	120,919
Redeemed	(227,189)	(466,506)
Change in Institutional Class	234,313	477,733

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Six Months Ended October 31, 2017	For the Year Ended April 30, 2017
	(Unaudited)
Change in net assets from operations:
Net investment income	$3,059,912	$4,202,849
Net realized gains from investment transactions	12,846,560	4,280,186
Net change in unrealized appreciation on investments	10,183,333	22,253,083
Change in net assets resulting from operations	26,089,805	30,736,118
Distributions to shareholders from:
Net investment income:
Individual Class	(697,539)	(964,271)
Institutional Class	(2,492,227)	(3,279,800)
Net realized gains:
Individual Class	—	(2,423,090)
Institutional Class	—	(7,006,702)
Change in net assets from shareholder distributions	(3,189,766)	(13,673,863)
Capital Transactions:
Individual Class
Proceeds from shares issued	$10,504,132	$39,201,645
Dividends reinvested	687,024	3,369,654
Cost of shares redeemed	(15,079,015)	(26,128,008)
Change in Individual Class from capital transactions	(3,887,859)	16,443,291
Institutional Class
Proceeds from shares issued	37,318,306	58,061,813
Dividends reinvested	2,484,034	10,281,420
Cost of shares redeemed	(27,371,958)	(33,601,751)
Change in Institutional Class from capital transactions	12,430,382	34,741,482
Change in net assets from capital transactions	$8,542,523	$51,184,773
Change in net assets	31,442,562	68,247,028
Net Assets:
Beginning of period	242,581,098	174,334,070
End of period	$274,023,660	$242,581,098
Accumulated undistributed net investment income	$347,087	$476,941
Share Transactions:
Individual Class
Issued	326,380	1,319,810
Reinvested	21,327	114,947
Redeemed	(470,273)	(872,833)
Change in Individual Class	(122,566)	561,924
Institutional Class
Issued	1,162,549	1,945,891
Reinvested	76,911	349,991
Redeemed	(849,629)	(1,106,347)
Change in Institutional Class	389,831	1,189,535

See notes to financial statements.

(This page intentionally left blank.)

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) from Investments	Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2017 (Unaudited)	$36.89	$0.21		$3.25	$3.46
Year ended April 30, 2017	32.25	0.39		4.63	5.02
Year ended April 30, 2016	38.89	0.46		(1.31)	(0.85)
Year ended April 30, 2015	37.46	0.36		3.86	4.22
Year ended April 30, 2014	32.87	0.34		7.29	7.63
Year ended April 30, 2013	28.71	0.32		4.57	4.89
Institutional Class
Six Months ended October 31, 2017 (Unaudited)	36.72	0.27		3.23	3.50
Year ended April 30, 2017	32.07	0.48		4.63	5.11
Year ended April 30, 2016	38.70	0.62		(1.34)	(0.72)
Year ended April 30, 2015	37.30	0.47		3.86	4.33
Year ended April 30, 2014	32.73	0.48		7.24	7.72
Year ended April 30, 2013	28.58	0.42		4.56	4.98
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2017 (Unaudited)	15.44	0.06		1.01	1.07
Year ended April 30, 2017	13.26	0.06		2.64	2.70
Year ended April 30, 2016	15.33	0.08		(0.51)	(0.43)
Year ended April 30, 2015	16.04	0.08		1.41	1.49
Year ended April 30, 2014	14.18	0.07		3.03	3.10
Year ended April 30, 2013	13.15	0.08		1.94	2.02
Institutional Class
Six Months ended October 31, 2017 (Unaudited)	15.65	0.08		1.03	1.11
Year ended April 30, 2017	13.43	0.11		2.67	2.78
Year ended April 30, 2016	15.51	0.12		(0.52)	(0.40)
Year ended April 30, 2015	16.20	0.12		1.43	1.55
Year ended April 30, 2014	14.30	0.11		3.07	3.18
Year ended April 30, 2013	13.25	0.11		1.95	2.06
Steward International Enhanced Index Fund
Individual Class
Six Months ended October 31, 2017 (Unaudited)	20.45	0.27		2.18	2.45
Year ended April 30, 2017	18.65	0.36		1.81	2.17
Year ended April 30, 2016	22.22	0.40	(d)	(3.27)	(2.87)
Year ended April 30, 2015	23.06	0.41		(0.71)	(0.30)
Year ended April 30, 2014	21.96	0.67		0.96	1.63
Year ended April 30, 2013	20.85	0.46		1.09	1.55
Institutional Class
Six Months ended October 31, 2017 (Unaudited)	20.51	0.31		2.17	2.48
Year ended April 30, 2017	18.70	0.43		1.81	2.24
Year ended April 30, 2016	22.28	0.57	(d)	(3.38)	(2.81)
Year ended April 30, 2015	23.11	0.44		(0.65)	(0.21)
Year ended April 30, 2014	22.01	0.74		0.97	1.71
Year ended April 30, 2013	20.89	0.53		1.10	1.63
Steward Select Bond Fund
Individual Class
Six Months ended October 31, 2017 (Unaudited)	24.58	0.20		0.04	0.24
Year ended April 30, 2017	24.99	0.43		(0.40)	0.03
Year ended April 30, 2016	24.97	0.46		—	0.46
Year ended April 30, 2015	24.72	0.46		0.25	0.71
Year ended April 30, 2014	25.62	0.43		(0.85)	(0.42)
Year ended April 30, 2013	25.47	0.50		0.26	0.76
Institutional Class
Six Months ended October 31, 2017 (Unaudited)	24.47	0.24		0.03	0.27
Year ended April 30, 2017	24.87	0.51		(0.39)	0.12
Year ended April 30, 2016	24.85	0.53		0.01	0.54
Year ended April 30, 2015	24.61	0.54		0.25	0.79
Year ended April 30, 2014	25.49	0.53		(0.85)	(0.32)
Year ended April 30, 2013	25.34	0.59		0.26	0.85
Steward Global Equity Income Fund
Individual Class
Six Months ended October 31, 2017 (Unaudited)	31.00	0.35		2.87	3.22
Year ended April 30, 2017	28.72	0.51		3.72	4.23
Year ended April 30, 2016	30.11	0.60		0.18	0.78
Year ended April 30, 2015	29.82	0.63		1.32	1.95
Year ended April 30, 2014	27.24	0.65		2.60	3.25
Year ended April 30, 2013	25.07	0.61		2.17	2.78
Institutional Class
Six Months ended October 31, 2017 (Unaudited)	31.06	0.39		2.89	3.28
Year ended April 30, 2017	28.77	0.63		3.70	4.33
Year ended April 30, 2016	30.16	0.71		0.16	0.87
Year ended April 30, 2015	29.86	0.75		1.32	2.07
Year ended April 30, 2014	27.27	0.77		2.58	3.35
Year ended April 30, 2013	25.09	0.69		2.18	2.87
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

	Distributions:							Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains from Investments	In Excess of Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
Steward Large Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2017 (Unaudited)	$(0.18)	$—	$—	$(0.18)	$40.17	9.41%	$48,338	0.81%	1.10%	4%
Year ended April 30, 2017	(0.38)	—	—	(0.38)	36.89	15.63%	47,052	0.82%	1.10%	25%
Year ended April 30, 2016	(0.49)	(4.26)	(1.04)	(5.79)	32.25	(2.01)%	52,151	0.82%	1.30%	91	%(e)
Year ended April 30, 2015	(0.34)	(2.45)	—	(2.79)	38.89	11.35%	50,747	0.86%	0.97%	33%
Year ended April 30, 2014	(0.34)	(2.70)	—	(3.04)	37.46	23.68%	34,116	0.90%	0.96%	30%
Year ended April 30, 2013	(0.32)	(0.41)	—	(0.73)	32.87	17.38%	20,872	0.91%	1.08%	26%
Institutional Class
Six Months ended October 31, 2017 (Unaudited)	(0.23)	—	—	(0.23)	39.99	9.57%	336,593	0.53%	1.39%	4%
Year ended April 30, 2017	(0.46)	—	—	(0.46)	36.72	16.02%	319,230	0.50%	1.40%	25%
Year ended April 30, 2016	(0.61)	(4.26)	(1.04)	(5.91)	32.07	(1.67)%	253,302	0.48%	1.66%	91	%(e)
Year ended April 30, 2015	(0.48)	(2.45)	—	(2.93)	38.70	11.71%	292,898	0.50%	1.30%	33%
Year ended April 30, 2014	(0.45)	(2.70)	—	(3.15)	37.30	24.11%	175,616	0.54%	1.33%	30%
Year ended April 30, 2013	(0.42)	(0.41)	—	(0.83)	32.73	17.82%	163,450	0.56%	1.43%	26%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2017 (Unaudited)	(0.03)	—	—	(0.03)	16.48	6.91%	74,725	0.87%	0.70%	6%
Year ended April 30, 2017	(0.07)	(0.45)	—	(0.52)	15.44	20.44%	69,001	0.87%	0.43%	36%
Year ended April 30, 2016	(0.09)	(1.55)	—	(1.64)	13.26	(2.39)%	55,445	0.85%	0.59%	33%
Year ended April 30, 2015	(0.08)	(2.12)	—	(2.20)	15.33	9.85%	60,408	0.84%	0.50%	37%
Year ended April 30, 2014	(0.06)	(1.18)	—	(1.24)	16.04	22.02%	55,516	0.90%	0.42%	29%
Year ended April 30, 2013	(0.10)	(0.89)	—	(0.99)	14.18	16.23%	47,456	0.93%	0.58%	25%
Institutional Class
Six Months ended October 31, 2017 (Unaudited)	(0.05)	—	—	(0.05)	16.71	7.11%	151,333	0.56%	1.01%	6%
Year ended April 30, 2017	(0.11)	(0.45)	—	(0.56)	15.65	20.80%	130,717	0.58%	0.72%	36%
Year ended April 30, 2016	(0.13)	(1.55)	—	(1.68)	13.43	(2.15)%	101,597	0.57%	0.87%	33%
Year ended April 30, 2015	(0.12)	(2.12)	—	(2.24)	15.51	10.19%	93,821	0.56%	0.78%	37%
Year ended April 30, 2014	(0.11)	(1.18)	—	(1.28)	16.20	22.43%	70,629	0.62%	0.70%	29%
Year ended April 30, 2013	(0.12)	(0.89)	—	(1.01)	14.30	16.49%	62,166	0.66%	0.85%	25%
Steward International Enhanced Index Fund
Individual Class
Six Months ended October 31, 2017 (Unaudited)	(0.32)	—	—	(0.32)	22.58	12.05%	20,266	0.99%	2.46%	6%
Year ended April 30, 2017	(0.37)	—	—	(0.37)	20.45	11.85%	17,922	1.01%	1.88%	16%
Year ended April 30, 2016	(0.70)	—	—	(0.70)	18.65	(13.10)%	16,268	1.00%	2.14%	11	%(e)
Year ended April 30, 2015	(0.54)	—	—	(0.54)	22.22	(1.41)%	15,520	1.02%	1.84%	12%
Year ended April 30, 2014	(0.53)	—	—	(0.53)	23.06	7.69%	14,985	1.08%	3.09%	11%
Year ended April 30, 2013	(0.44)	—	—	(0.44)	21.96	7.65%	11,294	1.07%	2.21%	15%
Institutional Class
Six Months ended October 31, 2017 (Unaudited)	(0.35)	—	—	(0.35)	22.64	12.19%	123,267	0.67%	2.80%	6%
Year ended April 30, 2017	(0.43)	—	—	(0.43)	20.51	12.24%	114,580	0.67%	2.22%	16%
Year ended April 30, 2016	(0.77)	—	—	(0.77)	18.70	(12.82)%	104,190	0.65%	2.93%	11	%(e)
Year ended April 30, 2015	(0.62)	—	—	(0.62)	22.28	(1.01)%	286,947	0.64%	1.95%	12%
Year ended April 30, 2014	(0.61)	—	—	(0.61)	23.11	8.02%	99,665	0.73%	3.40%	11%
Year ended April 30, 2013	(0.51)	—	—	(0.51)	22.01	8.05%	87,365	0.72%	2.57%	15%
Steward Select Bond Fund
Individual Class
Six Months ended October 31, 2017 (Unaudited)	(0.21)	—	—	(0.21)	24.61	0.97%	11,353	0.94%	1.60%	1%
Year ended April 30, 2017	(0.44)	—	—	(0.44)	24.58	0.11%	10,664	0.95%	1.71%	18%
Year ended April 30, 2016	(0.44)	—	—	(0.44)	24.99	1.87%	11,719	0.95%	1.80%	11%
Year ended April 30, 2015	(0.46)	—	—	(0.46)	24.97	2.92%	15,208	0.96%	1.83%	13%
Year ended April 30, 2014	(0.48)	—	—	(0.48)	24.72	(1.60)%	13,247	1.01%	1.78%	13%
Year ended April 30, 2013	(0.61)	—	—	(0.61)	25.62	3.02%	11,592	1.02%	1.96%	29%
Institutional Class
Six Months ended October 31, 2017 (Unaudited)	(0.25)	—	—	(0.25)	24.49	1.09%	153,835	0.63%	1.92%	1%
Year ended April 30, 2017	(0.52)	—	—	(0.52)	24.47	0.50%	147,953	0.61%	2.05%	18%
Year ended April 30, 2016	(0.52)	—	—	(0.52)	24.87	2.22%	138,503	0.60%	2.16%	11%
Year ended April 30, 2015	(0.55)	—	—	(0.55)	24.85	3.26%	138,956	0.62%	2.19%	13%
Year ended April 30, 2014	(0.56)	—	—	(0.56)	24.61	(1.20)%	132,573	0.66%	2.14%	13%
Year ended April 30, 2013	(0.70)	—	—	(0.70)	25.49	3.39%	129,117	0.67%	2.32%	29%
Steward Global Equity Income Fund
Individual Class
Six Months ended October 31, 2017 (Unaudited)	(0.37)	—	—	(0.37)	33.85	10.46%	62,325	0.97%	2.16%	26%
Year ended April 30, 2017	(0.56)	(1.39)	—	(1.95)	31.00	15.22%	60,865	0.99%	1.78%	48%
Year ended April 30, 2016	(0.62)	(1.55)	—	(2.17)	28.72	2.94%	40,254	0.98%	2.12%	54%
Year ended April 30, 2015	(0.62)	(1.04)	—	(1.66)	30.11	6.57%	27,698	1.01%	2.11%	48%
Year ended April 30, 2014	(0.67)	—	—	(0.67)	29.82	12.16%	21,741	1.06%	2.36%	40%
Year ended April 30, 2013	(0.61)	—	—	(0.61)	27.24	11.40%	16,041	1.04%	2.45%	41%
Institutional Class
Six Months ended October 31, 2017 (Unaudited)	(0.41)	—	—	(0.41)	33.93	10.64%	211,699	0.71%	2.42%	26%
Year ended April 30, 2017	(0.65)	(1.39)	—	(2.04)	31.06	15.58%	181,716	0.66%	2.11%	48%
Year ended April 30, 2016	(0.71)	(1.55)	—	(2.26)	28.77	3.26%	134,080	0.64%	2.47%	54%
Year ended April 30, 2015	(0.73)	(1.04)	—	(1.77)	30.16	6.97%	140,285	0.66%	2.46%	48%
Year ended April 30, 2014	(0.76)	—	—	(0.76)	29.86	12.55%	133,017	0.71%	2.74%	40%
Year ended April 30, 2013	(0.69)	—	—	(0.69)	27.27	11.80%	124,651	0.69%	2.80%	41%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — October 31, 2017 (Unaudited)

Note 1 — Organization:

The Steward Funds, Inc. (the “Funds”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “Act”), as a diversified open-end management investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” As of October 31, 2017, the Funds are composed of five separate operational funds, each a series of the Funds. The accompanying financial statements are presented for the following five funds (individually a “Fund”, collectively the “Funds”) of the Funds:

Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that the Individual Class bears expenses under a Service and Distribution Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2017, stocks with market capitalizations between $3.6 billion and $753.7 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2017, stocks with market capitalizations between $41 million and $14.3 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of values based screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ Stock Market, Inc. (“NASDAQ”) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds’ Board of Directors (the “Board”).

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Quoted prices in active markets for identical securities and net asset values for open-end mutual funds and money market funds.

Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

For the period ended October 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table presents information about the Funds’ assets measured at fair value as of October 31, 2017:

	Investments in Securities
Fund	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$382,492,252	$—	$—	$382,492,252
Rights*	—	—	—	—
Money Market Fund	2,340,332	—	—	2,340,332
Total	$384,832,584	$—	$—	$384,832,584
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$223,685,377	$—	$—	$223,685,377
Money Market Fund	2,385,556	—	—	2,385,556
Total	$226,070,933	$—	$—	$226,070,933

	Investments in Securities
Fund	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$142,743,018	$—	$—	$142,743,018
Money Market Fund	680,381	—	—	680,381
Total	$143,423,399	$—	$—	$143,423,399
Steward Select Bond Fund
Security Type
Corporate Bonds*	$—	$104,097,009	$—	$104,097,009
Municipal Bonds	—	1,703,906	—	1,703,906
U.S. Government Agencies	—	16,615,100	—	16,615,100
U.S. Government Agency Mortgage-Backed Obligations	—	5,005,756	—	5,005,756
U.S. Treasury Obligations	27,200,111	1,002,673	—	28,202,784
Preferred Stocks*	2,361,900	—	—	2,361,900
Money Market Fund	5,750,507	—	—	5,750,507
Total	$35,312,518	$128,424,444	$—	$163,736,962
Steward Global Equity Income Fund
Security Type
Common Stocks*	$273,117,659	$—	$—	$273,117,659
Money Market Fund	698,130	—	—	698,130
Total	$273,815,789	$—	$—	$273,815,789

*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, preferred stocks, and rights segregated by industry type.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of October 31, 2017, from those used on April 30, 2017.

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. The treatment of such interest income may be different for federal income tax purposes. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the period ended October 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class Are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class Are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method as determined by the Board.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Affiliated Securities Transactions:  Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by Crossmark Global Investments, Inc. (formerly, Capstone Asset Management Company) (“CGI” or the “Adviser”). Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended October 31, 2017, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

Recent Accounting Pronouncements:  In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

Note 4 — Investment Advisory and Other Agreements:

CGI, a wholly-owned subsidiary of Crossmark Global Holdings, Inc. (formerly, Capstone Financial Services, Inc.) (“CGH”), serves as investment adviser to the Funds. CGI provides investment advisory services to one other investment company, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Funds. CGI receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CGI has full discretion to manage the assets of the Funds in accordance with its investment objectives.

As compensation for its services as investment adviser, the Funds pay CGI, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Funds, at the following annual rates:

Steward Large Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward Small-Mid Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward International Enhanced Index Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

Steward Select Bond Fund

—	0.25% on the first $500 million;
—	0.20% on the next $500 million; and
—	0.175% in excess of $1 billion

Steward Global Equity Income Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

CCS, an affiliate of CGI and a wholly-owned subsidiary of CGH, serves as administrator for the Funds. For its services as administrator, CCS receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

CCS also serves as a consultant to the Funds with respect to socially responsible investment policies. CCS receives its consulting fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$500,000,000	0.08%
Next	$500,000,000	0.05%
Over	$1,000,000,000	0.02%

CCS, pursuant to a Compliance Services Agreement, provides certain compliance services for the Funds and the Board. The Funds pay CCS a monthly fee based on the annual average daily net assets of the Funds as follows for compliance services:

First	$500,000,000	0.025%
Next	$500,000,000	0.020%
Over	$1,000,000,000	0.015%

Pursuant to the Class Action and Fair Fund Services Agreement, effective January 12, 2012, CCS receives a fee of 3% of net amounts received by the Funds from a Class Action settlement and 6% of amounts received by the Funds from a Fair Fund settlement, as defined in the agreement.

Cipperman Compliance Services, LLC (“Cipperman”) provides regulatory compliance supervisory services for the Funds pursuant to a Compliance Services Agreement. In accordance with this agreement, Cipperman also designates a member of its staff, who has been approved by the Board, to serve as the Chief Compliance Officer (“CCO”) for the Funds in accordance with applicable law. Cipperman’s fee for “Base Services” described in the agreement is $5,000 per month. The expense will be allocated among the Funds based on their relative net asset values at the end of each calendar month, as determined and computed in accordance with the description of the method of determination of net asset value contained in the current prospectus and statement of additional information for each Fund as in effect from time to time under the Securities Act of 1933. Additional fees may be charged for “additional services” or in the event any of the Funds were to engage an adviser or sub-adviser other than CGI. Such fees, if incurred, will be allocated to or among the Funds in a manner deemed fair and reasonable by the Board.

Crossmark Distributors, Inc. (formerly, Capstone Asset Planning Company) (“CD”) serves as the Distributor of the Funds’ shares. CD is an affiliate of CGI, and both are wholly-owned subsidiaries of CGH.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the assets of each Fund’s Individual Class shares are used to compensate CD for costs and expenses incurred in connection with the distribution, marketing and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of shares. Under the Plan, the Funds pay CD an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class Average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CD may allocate to securities dealers, (which may include CD itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class And Institutional Class shares, shall compensate CD to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The amount of such payments may not exceed, on an annual basis, 0.10% of the average daily net assets of the Individual Class shares or Institutional Class shares, respectively, of each Fund. For Individual Class shares, this fee is in addition to fees payable under the Service and Distribution Plan. Institutional Class shares are not subject to the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers and/or directors of CGI, CD and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”) serves as the Funds’ fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid annual class fees which shall apply to each additional class of shares of each Fund that has more than a single share class, and is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ aggregate average daily net assets. The rate then declines to 0.06% on the next $150 million of aggregate average daily net assets, and to 0.05% on the next $100 million of aggregate average daily assets, and to 0.04% on aggregate average daily net assets thereafter. Under a transfer agency agreement assigned from Citi Ohio, FIS Investor Services LLC serves as the Funds’ transfer agent and is paid annual Class And per account fees. These fees are allocated among the Funds based on their relative daily net assets.

Note 5 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2017, were as follows:

Fund	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$15,510,293	$26,451,618
Steward Small-Mid Cap Enhanced Index Fund	25,073,485	11,929,397
Steward International Enhanced Index Fund	8,182,980	10,607,748
Steward Select Bond Fund	6,663,353	1,644,648
Steward Global Equity Income Fund	77,664,750	66,688,185

Purchases and sales of U.S. government securities for the period ended October 31, 2017, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$1,990,681	$491,847

Note 6 — Federal Income Tax Information:

As of October 31, 2017, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) on investments, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Steward Large Cap Enhanced Index Fund	$322,066,342	$79,994,794	$(17,228,552)	$62,766,242
Steward Small-Mid Cap Enhanced Index Fund	182,967,437	56,473,598	(13,370,102)	43,103,496
Steward International Enhanced Index Fund	130,094,854	23,107,563	(9,779,018)	13,328,545
Steward Select Bond Fund	162,426,896	1,999,993	(689,927)	1,310,066
Steward Global Equity Bond Fund	223,749,175	53,704,034	(3,637,420)	50,066,614

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.

The tax character of distributions paid during the fiscal year ended April 30, 2017, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	In Excess of Net Investment Income	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$4,358,419	$—	$4,358,419	$—	$4,358,419
Steward Small-Mid Cap Enhanced Index Fund	1,156,296	5,339,731	6,496,027	—	6,496,027
Steward International Enhanced Index Fund	2,662,179	—	2,662,179	—	2,662,179
Steward Select Bond Fund	3,165,733	—	3,165,733	—	3,165,733
Steward Global Equity Income Fund	4,244,071	9,429,792	13,673,863	—	13,673,863

As of April 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Steward Large Cap Enhanced Index Fund	$29,488	$—	$29,488	$(1,726,816)	$34,181,589	$32,484,261
Steward Small-Mid Cap Enhanced Index Fund	2,444,888	9,808,059	12,252,947	—	32,129,182	44,382,129
Steward International Enhanced Index Fund	404,519	—	404,519	(9,286,548)	783,905	(8,098,124)
Steward Select Bond Fund	508,967	—	508,967	(3,147,638)	1,139,163	(1,499,508)
Steward Global Equity Income Fund	687,765	1,336,891	2,024,656	—	39,937,318	41,961,974

As of the end of their tax year ended April 30, 2017, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Fund	Expires 2017	Expires 2018	Expires 2019	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—	—
Steward International Enhanced Index Fund	—	1,340,263	7,312,628	8,652,891
Steward Select Bond Fund	—	468,259	760,671	1,228,930
Steward Global Equity Income Fund	—	—	—	—

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Large Cap Enhanced Index Fund	$1,517,209	$209,607	$1,726,816
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	490,580	133,487	624,067
Steward Select Bond Fund	—	698,668	698,668
Steward Global Equity Income Fund	—	—	—

During the year ended April 30, 2017, the Steward Select Bond Fund utilized $473,501 of CLCFs.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2018:

Fund	Post-October Loss
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	9,590
Steward Select Bond Fund	1,220,040
Steward Global Equity Income Fund	—

Note 7 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of October 31, 2017, the following were record owners of the approximate amounts of each Fund listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Individual Class	National Financial Services LLC	46%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services LLC	44%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	42%

Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	38%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services LLC	25%

Steward International Enhanced Index Fund – Individual Class	National Financial Services LLC	90%
Steward International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	59%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services LLC	35%

Steward Select Bond Fund – Individual Class	National Financial Services LLC	88%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	51%
Steward Select Bond Fund – Institutional Class	National Financial Services LLC	45%

Steward Global Equity Income Fund – Individual Class	Charles Schwab & Co., Inc.	43%
Steward Global Equity Income Fund – Individual Class	National Financial Services LLC	36%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	43%
Steward Global Equity Income Fund – Institutional Class	National Financial Services LLC	39%

Note 8 — Legal Proceedings:

The Steward Funds have been named as defendants and as putative members of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”) and Deutsche Bank Trust Co. Americas v. Employees Retirement Fund of the City of Dallas, Texas, No. 11-9568 (S.D.N.Y.) (the “Deutsche Bank action”) as a result of the sale by Steward Large Cap Enhanced Index Fund (then known as Steward Domestic All-Cap Equity Fund) and Steward Multi-Manager Equity Fund (a fund that is no longer in existence) of their shares in the Tribune Company (“Tribune”) in a 2007 leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. Both lawsuits have been consolidated with the majority of the other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”). None of these lawsuits alleges any wrongdoing on the part of the Steward Funds. On September 23, 2013, the Court granted the defendants’ motion to dismiss the Deutsche Bank action on the basis that the plaintiffs lacked standing. Both sides appealed the decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the Deutsche Bank action and other similar Tribune-related lawsuits. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code (which was the basis for the district court’s dismissal), their claims were preempted by Section 546(e) of the Bankruptcy Code — the statutory safe harbor for settlement payments. On April 12, 2016, the plaintiffs in those actions filed a motion seeking an en banc hearing before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Steward Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The plaintiffs filed a reply in support of the petition on November 4, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

On May 23, 2014, the defendants filed motions to dismiss the Fifth Amended Complaint in the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The court also denied plaintiff’s request to amend the complaint. The court concluded that the plaintiff failed to plead facts showing that the Independent Directors of Tribune possessed actual intent to hinder, delay, or defraud Tribune’s creditors through the LBO. It also declined to impute the alleged fraudulent intent of certain officers to the corporation. While the District Court’s order granting the motion to dismiss is not immediately appealable, the plaintiff has asked the Court to direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On October 30, 2017, the Steward Funds entered into a Settlement Agreement related to these matters. A payment of $24,949.20 was made to dismiss all claims against the Steward Funds associated with these matters. The Plaintiff’s Notice of Voluntary Dismissal was executed on November 6, 2017.

Note 9 — Investment Company Reporting Modernization:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce two new regulatory reporting forms for investment companies —  Form N-PORT and Form N-CEN — and also contain amendments to Regulations S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Funds' adoption of these amendments, effective with the financial statements prepared as of October 31, 2017, required additional disclosures reflected herein, but had no effect on the Funds' net assets or results of operations.

Note 10 — Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued.

There were no other such events that require adjustment or disclosure for the period subsequent to October 31, 2017 through the date of issuance of these financial statements.

General Information (Unaudited)

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each Fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Form N-Q is available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Form N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 through October 31, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 – 10/31/17	Expense Ratio During Period 5/1/17 – 10/31/17
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,094.10	$4.28	0.81%
Institutional Class	1,000.00	1,095.70	2.80	0.53%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,069.10	4.54	0.87%
Institutional Class	1,000.00	1,071.10	2.92	0.56%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,120.50	5.29	0.99%
Institutional Class	1,000.00	1,121.90	3.58	0.67%
Steward Select Bond Fund
Individual Class	1,000.00	1,009.70	4.76	0.94%
Institutional Class	1,000.00	1,010.90	3.19	0.63%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,104.60	5.15	0.97%
Institutional Class	1,000.00	1,106.40	3.77	0.71%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Steward Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative costs of owning different funds.

Fund	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expenses Paid During Period* 5/1/17 – 10/31/17	Expense Ratio During Period 5/1/17 – 10/31/17
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,021.12	$4.13	0.81%
Institutional Class	1,000.00	1,022.53	2.70	0.53%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,020.82	4.43	0.87%
Institutional Class	1,000.00	1,022.38	2.85	0.56%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,020.21	5.04	0.99%
Institutional Class	1,000.00	1,021.83	3.41	0.67%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.47	4.79	0.94%
Institutional Class	1,000.00	1,022.03	3.21	0.63%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,020.32	4.94	0.97%
Institutional Class	1,000.00	1,021.63	3.62	0.71%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 (to reflect the one-half year period).

Visit us online at:
crossmarkglobal.com

STEWARD FUNDS

SEMI-ANNUAL REPORT
(UNAUDITED)

Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund

Distributed by: Crossmark Distributors, Inc. 3700 W. Sam Houston Parkway S., Suite 250 Houston, TX 77042 1-800-262-6631 info@crossmarkglobal.com

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

(a)(1)	Not Applicable
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto
(a)(3)	Not Applicable
(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  STEWARD FUNDS, INC.

By (Signature and Title)  /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date  December 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date  December 18, 2017